UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08549

                              OAK ASSOCIATES FUNDS
               (Exact name of registrant as specified in charter)
                                    ________

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  Leslie Manna
                              Oak Associates, ltd.
                         3875 Embassy Parkway, Suite 250
                              Akron, OH 44333-8334
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-462-5386

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

[GRAPHIC OMITTED]
















ANNUAL REPORT
October 31, 2007

White Oak Select Growth

Rock Oak Core Growth

Pin Oak Aggressive Stock

River Oak Discovery

Red Oak Technology Select

Black Oak Emerging Technology

Live Oak Health Sciences

               [GRAPHIC OMITTED] OAK ASSOCIATES FUNDS

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[GRAPHIC OMITTED] TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------


Dear Fellow Shareholders:

We are pleased to send you the latest Annual Report for the Oak Associates Funds covering the fiscal year ended October 31, 2007, which includes discussions of the individual Funds' performance, details of the Fund holdings, a report from the Funds' independent auditors, and other important financial data. We encourage you to read it carefully to stay abreast of your investments.

Many of our shareholders utilize our systematic investment tool, which allows automatic monthly (or other periodic) investments into the Funds of your choice. This is a great way to regularly and conveniently dollar cost average investments in the Funds, while also reducing the impact of market ups and downs on investment decision-making. A systematic investment plan of $50 or more can be invested as frequently as you wish.

Our website is a useful tool for setting up a systematic investment plan, as well as a resource for other account management activities, up-to-date commentaries and information about each of the seven Oak Associates Funds. Log on to www.oakfunds.com to use any of these features:

     o    Access your account balances and transaction history

     o    Open a new account online

     o    Make purchases, sales and exchanges in your funds

     o    Switch to electronic delivery of all documents and go paperless

As always, we look forward to serving your investment needs and thank you for the trust you have placed in us.

Sincerely,

OAK ASSOCIATES FUNDS


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                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Fund Profiles .....................  2  |  Notes to Financial Statements .... 45
                                        |
Financial Highlights .............. 16  |  Report of Independent
                                        |  Registered Public
Schedules of  Investments ......... 20  |  Accounting Firm .................. 53
                                        |
Statements of Assets                    |  Trustees and Officers
and Liabilities ................... 38  |  of the Trust ..................... 54
                                        |
Statements of Operations .......... 40  |  Disclosure of Fund Expenses ...... 58
                                        |
Statements of Changes                   |  Shareholder Voting Results ....... 60
in Net Assets ..................... 42  |

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[GRAPHIC OMITTED] WHITE OAK SELECT GROWTH FUND
--------------------------------------------------------------------------------

OCTOBER 31, 2007

--------------------------------------------------------------------------------
  WHITE OAK SELECT GROWTH FUND
  The Fund invests primarily in common stocks of large capitalization companies (in excess of $5 billion) that are key performers within growing industries.
--------------------------------------------------------------------------------

White Oak Select Growth Fund ("The Fund") gained 23.75% for the year, while the comparative indices, the S&P 500 Index gained 14.56% and the Lipper Large-Cap Growth Average returned 21.72%.

The Fund's overweight in the technology sector helped performance, as this was one of the market's best performing areas. The long awaited return of growth stocks, which finally came to fruition, played a role in the strong year for tech stocks. The underweight in the financial sector also boosted performance, as the eroding lending standards of the past few years finally came back to bite the group as the subprime mortgage crisis spread. Unfortunately, the lack of exposure to energy stocks hurt performance, as the price of oil continued to escalate to previously unthinkable levels. We keep thinking the price of oil (and of many other commodities) will correct as supply and demand adjust - as they always have. But the price just keeps moving higher, along with the stocks.

Strong performers for the year included Amazon.com, whose past investments are paying off; Google, who continues to gain share of the Internet search market and invest aggressively in other opportunities; and Express Scripts, which posted strong earnings gains due its healthy mail order and generics businesses. Express was added to the portfolio after a correction in the pharmacy benefit managers.

Laggards included Amgen, which fell on safety issues with its anti-anemia drugs; Legg Mason, which suffered from poor performance at its flagship fund and concerns about exposure to subprime securities; and Expeditors International, which missed earnings estimates and was affected by concerns about slowing emerging markets.

We continue to employ a style that tries to identify the most attractive areas of the market and stays concentrated in those areas. This has led us to build positions in information technology and Internet stocks, many of which have attributes that appear to be underappreciated right now, and avoid areas such as energy and materials, which are the hot sectors. As long-term investors, our sense is that it would be imprudent to join the party going on in those hot areas, given high commodity prices, increasing capital spending, and rich multiples of book value.

________________________________________________________________________________
1-888-462-5386                         2

--------------------------------------------------------------------------------
PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2007.
--------------------------------------------------------------------------------

                                                             Average Annual Total Returns
                              -------------------------------------------------------------------------------------------

                               1 Year Return     3 Year Return     5 Year Return     10 Year Return     Inception to Date
-------------------------------------------------------------------------------------------------------------------------
White Oak Select Growth Fund       23.75%            7.95%             11.22%            3.10%                9.61%*
-------------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index            14.56%           13.16%             13.88%            7.10%               10.97%**
-------------------------------------------------------------------------------------------------------------------------
Lipper Large-Cap Growth
Funds Average                      21.72%           12.93%             11.92%            5.46%                9.28%**
-------------------------------------------------------------------------------------------------------------------------

------------
*   Since 8/3/92
**  Since 7/31/92

--------------------------    --------------------------------------------------
FUND DATA                                     TOP 10 HOLDINGS+
--------------------------
                                1. Cisco Systems                         8.64%
Ticker Symbol        WOGSX      2. Google, Cl A                          7.23%
                                3. Charles Schwab                        7.13%
Share Price         $39.49      4. Express Scripts                       6.45%
                                5. Amazon.com                            5.88%
Total Net Assets     $440M      6. Teva Pharmaceutical Industries ADR    5.75%
                                7. Broadcom, Cl A                        4.96%
Portfolio Turnover     29%      8. eBay                                  4.80%
                                9. Genzyme                               4.75%
2007 Capital Gain               10. Amgen                                4.53%
  Distribution        None    --------------------------------------------------

                             ------------
                             +    Percentages are based on net assets.


        Comparison of Change in the Value of a $10,000 Investment in the
      White Oak Select Growth Fund, versus the S&P 500 Composite Index and the Lipper Large-Cap Growth Funds Average, since 10/31/97

                                   [LINE GRAPH]

Initial Investment Date       10/31/97   OCT 98   OCT 99   OCT 00   OCT 01   OCT 02    OCT 03    OCT 04    OCT 05   OCT 06   OCT 07
                              --------  -------   ------   -------  ------   -------   -------   -------   -------  -------  ------
White Oak Select Growth Fund   $13,446  $15,662   $24,514  $35,450  $15,956  $10,727   $15,730   $14,511   $14,484  $14,752  $13,577
S&P 500 Index Composite Index  $13,211  $16,116   $20,253  $21,487  $16,136  $13,698   $16,547   $18,106   $19,685  $22,902  $19,859
Lipper Large-Cap Growth Funds
  Average                      $12,778  $14,952   $20,370  $23,705  $15,275  $12,599   $14,952   $15,412   $16,980  $18,240  $17,521


These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

________________________________________________________________________________
                                       3                        www.oakfunds.com

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[GRAPHIC OMITTED] ROCK OAK CORE GROWTH FUND
--------------------------------------------------------------------------------

OCTOBER 31, 2007

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  ROCK OAK CORE GROWTH FUND
  The Fund invests primarily in common stocks of established U.S. companies with large market capitalization (larger than $5 billion) that stand to benefit from long-term themes such as globalization, demographics, productivity and innovation.
--------------------------------------------------------------------------------

The Rock Oak Core Growth Fund ("The Fund") rose 25.94% for the fiscal year ending October 31, 2007. The Fund outperformed the benchmark S&P 500 and the Lipper Large-Cap Growth Fund peer group, which rose 14.56% and 21.72% respectively.

In 2006, the Fund's performance was contained by higher interest rates and valuation compression. Despite strong earnings growth, portfolio companies were assigned lower valuation multiples due to the higher interest rates, which reduce the current value of future earnings. Higher interest rates also hamper future earnings prospects. The Fund's holdings simply were not rewarded for their growth and potential. This condition reversed in 2007, as the stable rate environment and continued earnings growth drove strong returns for the Rock Oak Core Growth Fund.

Energy prices continued to rise throughout the fiscal year, fueling commodity-related sectors. This benefited the Fund's energy companies, as well as its international-focused holdings. The strength in commodities propelled developing markets and those companies with high foreign exposure. Specifically, the Fund's international telecommunications companies benefited from the wealth creation in emerging economies. Communication infrastructure spending often prospers when countries experience a rising standard of living and the Fund was poised to capitalize on this growth.

The underexposure to consumer and financial stocks also benefited the Fund's fiscal-year performance. In the second quarter of 2007, the effects of the prolonged housing slump became more pronounced. Exposure to sub-prime loans and repackaged mortgage securities, called CDOs, became a problem for financial institutions. The decline in value of these securities, and illiquidity of the underlying market, led to billions in write-offs from Wall Street firms and wreaked havoc at leverage hedged funds. Ultimately, a credit crunch developed and the Federal Reserve acted to inject liquidity into the market and lowered interest rates.

Despite being underweight consumer stocks, the housing slowdown and rising energy costs weighed on the Fund's position in Starbucks. The coffee retailer was the worst performing holding for the year, dropping 31% as slower sales and rising input costs hurt profits. The Fund remains underweight in both consumer and financial stocks.

Technology stocks accounted for much of the outperformance this year. Within the portfolio, Research In Motion rose 181% and Apple Inc. climbed 134%. Both companies benefited from the increased adoption of their technology and innovative new products. Vimpel-Communications also gained 154% during the past fiscal year. The Russian telecommunication provider is expanding into former Soviet republics and growing its subscriber base.

Going forward, the Fund remains well positioned to capitalize on innovation, growth in international markets, and financially strong companies.

________________________________________________________________________________
1-888-462-5386                         4

--------------------------------------------------------------------------------
PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2007.
--------------------------------------------------------------------------------

                                              Average Annual Total Returns
                                         ---------------------------------------
                                          1 Year Return      Inception to Date*
--------------------------------------------------------------------------------
Rock Oak Core Growth Fund                     25.94%              11.03%
--------------------------------------------------------------------------------
S&P 500 Composite Index                       14.56%              11.09%
--------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Average         21.72%              10.85%
--------------------------------------------------------------------------------

------------
*    Since 12/31/04

--------------------------    --------------------------------------------------
FUND DATA                                     TOP 10 HOLDINGS+
--------------------------
                                1. Google, Cl A                          5.90%
Ticker Symbol        RCKSX      2. Cognizant Technology Solutions, CL A  4.94%
                                3. Genzyme                               4.62%
Share Price         $13.45      4. Apple                                 4.53%
                                5. Expeditors International Washington   5.88%
Total Net Assets       $8M      6. Vimpel-Communications ADR*            5.75%
                                7. Research In Motion*                   4.01%
Portfolio Turnover     86%      8. Corning                               3.91%
                                9. International Game Technology         3.69%
2007 Capital Gain               10. Gilead Sciences                      3.69%
  Distribution        None    --------------------------------------------------

                             ------------
                             +    Percentages are based on net assets.




    Comparison of Change in the Value of a $10,000 Investment in the Rock Oak
          Core Growth Fund, versus the S&P 500 Composite Index and the
        Lipper Large-Cap Growth Funds Average since inception (12/31/04)


                                  [LINE GRAPH]

Initial Investment Date           12/31/04     OCT 05     OCT 06      OCT 07
                                  --------     -------    -------     -------
Rock Oak Core Growth Fund         $10,000      $10,100    $10,679     $13,385
S&P 500 Composite Index           $10,000      $10,104    $11,755     $13,467
Lipper Large-Cap Growth Funds
   Average                        $10,000      $10,201    $10,958     $13,449



These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

________________________________________________________________________________
                                       5                        www.oakfunds.com

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[GRAPHIC OMITTED] PIN OAK AGGRESSIVE STOCK FUND
--------------------------------------------------------------------------------

OCTOBER 31, 2007

--------------------------------------------------------------------------------
  PIN OAK AGGRESSIVE STOCK FUND
  The Fund invests primarily in common stocks of U.S. companies with medium to large market capitalizations that are key performers within growing industries.
--------------------------------------------------------------------------------

Pin Oak Aggressive Stock Fund ("The Fund") gained 29.65% for the year, while the comparative indices, the S&P 500 Index gained 14.56% and the Lipper Multi-Cap Growth Average returned 24.00%.

The big story of the past year was the subprime mortgage crisis and resulting credit crunch. This weighed heavily on the financial sector, an area we largely avoided due to concerns we had about lending practices. Low interest rates not only fueled borrowing but made institutions and investors reach for yield. The result was that banks and brokerage houses served these participants with loan securities that they were all too happy to take. Both sides were either oblivious to or ambivalent about the risks, perhaps because they did not want to miss out on the opportunity. It was a self-reinforcing prosperity, but one that couldn't last.

While relative performance of the Fund was helped by the limited exposure to the financial sector, it was also helped by the commitment to the Internet area. In last year's letter we wrote, "It appears that the Internet stocks....are now being overlooked or underappreciated." This belief paid off. Strong performers for the year included Internet retail giant Amazon.com, which gave investors long-awaited progress on margins and revenue growth; computer networking company Juniper Networks, who benefited from the need for carriers to upgrade their equipment; online jeweler Blue Nile, which continues to take market share from traditional jewelers; and online travel leader Expedia, who is seeing strength on its main site, as well as its Hotels.com and TripAdvisor sites. All four of these stocks returned more than 100% for the year.

Underperformers included newspaper publisher and broadcaster Gannett, whose stock suffered from concerns about declining circulation; motorcycle company Harley-Davidson, which suffered from a strike and slower consumer spending; and digital editing systems provider Avid Technology, which failed to execute on its revenue and margin goals.

Turnover remains low, and we continue to manage the portfolio with a long-term focus, avoiding the areas that we find unattractive or which we believe carry undue risk, and selectively adding and eliminating stocks as it is warranted.



________________________________________________________________________________
1-888-462-5386                         6

--------------------------------------------------------------------------------
PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2007.
--------------------------------------------------------------------------------

                                                         Average Annual Total Returns
                                -------------------------------------------------------------------------------
                                1 Year Return  3 Year Return  5 Year Return  10 Year Return  Inception to Date
---------------------------------------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund      29.65%          13.02%         18.75%         3.88%             7.11%*
---------------------------------------------------------------------------------------------------------------
S&P 500 Index++                    14.56%          13.16%         13.88%         7.10%            10.96%**
---------------------------------------------------------------------------------------------------------------
S&P MidCap 400 Index               17.02%          16.02%         17.78%        12.38%            14.26%**
---------------------------------------------------------------------------------------------------------------
Lipper Multi-Cap Growth Funds
   Average                         24.00%          15.93%         16.20%         7.27%            11.55%**
---------------------------------------------------------------------------------------------------------------

------------
*    Since 8/3/92
**   Since 7/31/92

--------------------------    --------------------------------------------------
FUND DATA                                      TOP 10 HOLDINGS+
--------------------------

Ticker Symbol        POGSX       1.  Yahoo!                              6.40%
                                 2.  Expedia                             6.25%
Share Price         $27.46       3.  eBay                                5.76%
                                 4.  Cisco Systems                       5.35%
Total Net Assets      $91M       5.  Genzyme                             5.27%
                                 6.  IAC/InterActive                     5.11%
Portfolio Turnover     18%       7.  Amazon.com                          4.90%
                                 8.  Juniper Networks                    4.87%
2007 Capital Gain                9.  Applied Materials                   4.79%
  Distribution        None      10. Google, Cl A                         4.67%
                              --------------------------------------------------

                              ------------
                              +    Percentages are based on net assets.

        Comparison of Change in the Value of a $10,000 Investment in the Pin Oak Aggressive Stock Fund, versus the S&P 500 Composite Index, the S&P MidCap 400 Index and the Lipper Multi-Cap Growth Funds Average,
                                 since 10/31/97

                                  [LINE GRAPH]

Initial Investment Date         10/31/97   OCT 98   OCT 99   OCT 00   OCT 01   OCT 02   OCT 03   OCT 04   OCT 05   OCT 06   OCT 07
                                --------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Pin Oak Aggressive Stock Fund   $11,393   $12,857   $24,502  $41,986  $13,121  $ 7,062  $11,615  $11,548  $12,829  $12,860  $14,634
S&P MidCap 400 Index++          $13,265   $14,154   $17,136  $22,559  $19,751  $18,807  $24,586  $27,300  $32,119  $36,432  $32,140
S&P 500 Composite Index         $13,211   $16,116   $20,253  $21,487  $16,136  $13,698  $16,547  $18,106  $19,685  $22,902  $19,859
Lipper Multi-Cap Growth Funds
   Average                      12,679    $13,867   $20,572   $26,054  $15,609  $12,635  $16,349  $17,191  $19,431  $21,450 $21,716


These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

++ Previously the Fund's return had been compared to the S&P MidCap 400 Index, but the advisers believe that the S&P 500 Index is more representative of the Fund's investment universe.

________________________________________________________________________________
                                       7                        www.oakfunds.com

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[GRAPHIC OMITTED] RIVER OAK DISCOVERY FUND
--------------------------------------------------------------------------------

OCTOBER 31, 2007

--------------------------------------------------------------------------------
  RIVER OAK DISCOVERY FUND
  The Fund invests primarily in smaller companies (less than $3 billion)
  that are rapidly growing and have cutting edge products, visionary management, and the ability to bring innovation to both new and established industries.
--------------------------------------------------------------------------------

The River Oak Discovery Fund ("The Fund") gained 28.03% for the fiscal year ending October 31, 2007. The Fund's performance exceeded the benchmark Russell 2000 Growth Index's 16.73% return and Lipper Small-Cap Growth category's 20.37% gain.

Small-cap stocks posted solid returns over the past fiscal year, despite faltering economic outlook, housing-related weakness and high energy costs. An end to the Federal Reserve's interest rate increases in June of 2003 benefited the segment, which tends to underperform in periods of rising interest rates. With the Fed on hold for much of the past year, and even reducing short-term rates more recently, small-cap stocks were able to overcome persistent inflation fears as strong earnings growth drove returns.

Acquisitions contributed to the strong performance of the River Oak Discovery Fund. In May 2007, Microsoft acquired digital marketer Aquantive Inc., a top holding in the fund, at nearly a 100% premium. In June 2007, biomedical company Digene Corp. was acquired at over a 40% premium and the asset management firm Nuveen Investment was taken private at a 20% premium to its market price. In October 2007, software firm Business Objects was purchased by a European-based competitor at a 31% premium. And while acquisitions are not the primary consideration for investment by the Fund, the financial characteristics and market position of its holdings are often shared by corporations looking to make strategic acquisitions.

Elsewhere in the portfolio, China-based online-travel agent Ctrip.com International rose 130%. The company has been consolidating a very fragmented travel services industry in China and stands to benefit from the upcoming 2008 Summer Olympics in Beijing. Quick-casual restaurant chain Chipotle Mexican Grill jumped 124% as the former McDonald's spin out continued to roll out new stores.

Weakness at large-cap U.S. Internet companies led to poor performance from Rackable Systems, which fell 55%. The position was later sold due to the increasing competitive threat. Meanwhile Shuffle Master, a gaming equipment supplier, also fell 47% after struggling to integrate an acquisition in the thriving Asia market. Sharp drops in small-cap stocks are always possible given the age and volatility of youthful companies. To reduce this risk, the Fund has become more aggressive in taking profits and less tolerant of company managements' mistakes.

Going forward, although the housing related slowdown is well publicized, the potential impact from sub-prime lending practices and problems across financial institutions remain an uncertainty for small-cap investors. Due to their dependency upon the domestic market, the health for the U.S. economy will dominate the outlook going forward. The potential for lower interest rates may offset some of this risk. In the meantime, the Fund will continue to seek innovative companies with a niche focus and whose futures are predominately independent from the broader economy.

________________________________________________________________________________
1-888-462-5386                         8

--------------------------------------------------------------------------------
PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2007.
--------------------------------------------------------------------------------


                                                Average Annual Returns
                                       -----------------------------------------
                                       1 Year Return     Inception to Date*
--------------------------------------------------------------------------------
River Oak Discovery Fund                  28.03%               18.30%
--------------------------------------------------------------------------------
Russell 2000 Growth Index                 16.73%               15.47%
--------------------------------------------------------------------------------
Lipper Small-Cap Growth Funds Average     20.37%               15.32%
--------------------------------------------------------------------------------

------------
*    Since 6/30/05


--------------------------    --------------------------------------------------
FUND DATA                                      TOP 10 HOLDINGS+
--------------------------

Ticker Symbol        RIVSX       1. Hologic                              5.12%
                                 2. Business Objects ADR                 5.05%
Share Price         $14.80       3. Ctrip.com International ADR          5.04%
                                 4. Chipotle Mexican Grill, Cl A         4.98%
Total Net Assets       $8M       5. Illumina                             4.52%
                                 6. Helix Energy Solutions Group         4.49%
Portfolio Turnover    148%       7. WMS Industries                       4.30%
                                 8. inVentiv Health                      3.89%
2007 Capital Gain                9. Roper Industries                     3.71%
  Distribution        None      10. Itron                                3.71%
                              --------------------------------------------------

                              ------------
                              +    Percentages are based on net assets.

        Comparison of Change in the Value of a $10,000 Investment in the
         River Oak Discovery Fund, versus the Russell 2000 Growth Index and the Lipper Small-Cap Growth Funds Average
                            since inception (6/30/05)

                                  [LINE GRAPH]


Initial Investment Date         6/30/05     OCT 05     OCT 06     OCT 07
                                -------     ------     ------     ------
River Oak Discovery Fund        $10,000     $10,100   $11,560     $14,801
Russell 2000 Growth Index       $10,000     $10,238   $11,986     $13,991
Lipper Small-Cap Growth Funds
   Average                      $10,000     $10,213   $11,522     $13,951


These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

________________________________________________________________________________
                                       9                        www.oakfunds.com

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[GRAPHIC OMITTED][GRAPHIC OMITTED] RED OAK TECHNOLOGY SELECT FUND
--------------------------------------------------------------------------------

OCTOBER 31, 2007

--------------------------------------------------------------------------------
  RED OAK TECHNOLOGY SELECT FUND
  The Fund primarily invests in common stocks of companies which rely extensively on technology in their product development or operations, or are expected to benefit from technological advances and improvements.
--------------------------------------------------------------------------------

Red Oak Technology Fund ("The Fund") returned 26.81% for the year ended October 31, 2007, while the comparative index, the NASDAQ 100 Index, which includes holdings within sectors beyond just technology, gained 29.85%, and the Lipper Science and Technology Average returned 27.98%.

It was a strong year for tech stocks, on both an absolute and relative basis. Corporate spending was healthy, and consumers bought more laptops, phones and music devices. The Fund posted solid performance despite our contrarian style being out of favor for most of the year. The dominance of momentum stocks during the period created a difficult environment, so the Fund's strong return, in spite of this, is encouraging.

Top performers in the Fund included Internet retail giant Amazon.com, which gave investors long-awaited progress on margins and revenue growth; computer networking company Juniper Networks, who benefited from the need for carriers to upgrade their equipment; online jeweler Blue Nile, which continues to take market share from traditional jewelers; and tech hardware maker Apple, who experienced booming demand for its personal computers, iPods and iPhones. All four of these stocks returned more than 100% for the year.

Laggards included printing company Lexmark, which saw its inkjet printing business slow; technology services company Electronic Data Systems, who cut free cash flow guidance due to increased spending; and mobile device maker Motorola, which struggled to regain lost handset share.

The Fund maintains a substantial investment in the Internet and semiconductor areas. More and more commerce is migrating online, due to both price and convenience. Our holdings should benefit from this. Regarding semiconductor stocks, it was a relatively difficult year, and reflective of this is the fact that there has been an unusually large divergence between semiconductor stocks and other tech stocks recently. We believe this divergence, and the expectations it implies, sets up the Fund nicely for future returns.



________________________________________________________________________________
1-888-462-5386                         10

--------------------------------------------------------------------------------
PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2007.
--------------------------------------------------------------------------------

                                                         Average Annual Total Returns
                                ----------------------------------------------------------------
                                1 Year Return  3 Year Return  5 Year Return   Inception to Date*
------------------------------------------------------------------------------------------------
Red Oak Technology Select Fund     26.81%          11.57%         15.65%            (1.50)%
------------------------------------------------------------------------------------------------
NASDAQ 100 Index                   29.85%          15.13%         18.16%             2.50%
------------------------------------------------------------------------------------------------
Lipper Science & Technology
Average                            27.98%          15.33%         18.04%             3.67%
------------------------------------------------------------------------------------------------

------------
*    Since 12/31/98


--------------------------    --------------------------------------------------
FUND DATA                                      TOP 10 HOLDINGS+
--------------------------

Ticker Symbol        ROGSX       1. Expedia                              6.25%
                                 2. International Business Machines      5.35%
Share Price          $8.75       3. eBay                                 5.24%
                                 4. Google, Cl A                         4.92%
Total Net Assets     $115M       5. Cisco Systems                        4.92%
                                 6. Yahoo!                               4.87%
Portfolio Turnover     11%       7. Juniper Networks                     4.85%
                                 8. Amazon.com                           4.65%
2007 Capital Gain                9. Dell                                 4.52%
  Distribution        None      10. Accenture, Cl A                      3.74%

                                ------------
                                +    Percentages are based on net assets.

                              --------------------------------------------------


    Comparison of Change in the Value of a $10,000 Investment in the Red Oak
           Technology Select Fund, versus the NASDAQ 100 Index and the
               Lipper Science & Technology Average since inception
                                   (12/31/98)

                                  [LINE GRAPH]

Initial Investment Date         12/31/98   OCT 99    OCT 00    OCT 01   OCT 02   OCT 03   OCT 04   OCT 05   OCT 06   OCT 07
                                --------   ------    ------    ------   ------   ------   ------   ------   ------   ------
Red Oak Technology Select Fund  $10,000   $16,939   $33,848    $8,448   $4,229   $6,559   $6,299   $6,549   $ 6,899  $ 8,748
NASDAQ 100 Index                $10,000   $14,373   $17,894    $7,444   $5,401   $7,749   $8,152   $8,692   $ 9,580  $12,440
Lipper Science & Technology
   Average                      $10,000   $15,419   $20,752    $8,701   $5,831   $9,087   $8,848   $9,626   $10,609  $13,748


These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

________________________________________________________________________________
                                      11                        www.oakfunds.com

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[GRAPHIC OMITTED]BLACK OAK EMERGING TECHNOLOGY FUND
--------------------------------------------------------------------------------

OCTOBER 31, 2007

--------------------------------------------------------------------------------
  BLACK OAK EMERGING TECHNOLOGY FUND
  The Fund primarily invests in common stocks of companies that are considered to be well-positioned to become market leaders among "emerging" technology companies.
--------------------------------------------------------------------------------

The Black Oak Emerging Technology Fund ("The Fund") rose 33.03% for the fiscal year ending October 31, 2007. The performance exceeded the Lipper Science and Technology Fund peer group's return of 27.98%. The NASDAQ 100 Index, a large-cap index which includes holdings within sectors beyond just technology, gained 29.85%. Over the last five years, the Fund has gained 19.04% annually, compared to the Lipper peer group's 18.04% and NASDAQ 100's 18.16%.

The Black Oak Emerging Technology Fund benefited from a stable interest rate environment for the past fiscal year. Rising interest rates for much of the 2006 fiscal year hampered performance and pressured valuations for the emerging technology companies held by the Fund. In 2007, solid earnings growth and a renewed interest in growth stocks drove strong returns. The Fund's focus on emerging technology companies also helped it avoid weakness in housing-related sectors and financial companies.

Over the past year, strong performance from top holdings helped the Fund surpass the benchmark indices. Russian-cellular provider Vimpel-Communications gained 154%. The telecommunications company continues to gain market share and is expanding its footprint into less penetrated, but merging markets in the former Soviet block. In May 2007 software giant Microsoft acquired Aquantive Inc., a top holding in the fund, at a 100% premium to its market price. Ctrip.com International also gained 130%. The China-based online travel firm continues to consolidate a fragmented market and stands poised to benefit from the upcoming 2008 summer Olympics in Beijing.

Two positions within the Fund detracted from performance over the last fiscal year due to company-specific problems. Lower spending from Internet companies led to poor performance from Rackable Systems, which fell 56%. The position was later sold due to the increasing competitive threat. Shuffle Master, a gaming equipment supplier, fell 47% after struggling to integrate an acquisition in the thriving Asian market. Sharp drops in small-cap stocks are always possible given the age and volatility of youthful companies and nascent technologies. To reduce this risk, the Fund has become more aggressive in taking profits and less tolerant of company managements' mistakes.

Going forward, the Fund will continue to seek emerging technology companies with strong earnings prospects. The investment environment does appear slightly more challenging due to concerns over a housing-led slowdown. This tends to produce a lower appetite for risk, which can weigh the technology sector. The Fund has countered this by adding more stable growth tech companies who are entering emerging technology markets.

________________________________________________________________________________
1-888-462-5386                         12

--------------------------------------------------------------------------------
PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2007.
--------------------------------------------------------------------------------

                                                         Average Annual Total Returns
                                ----------------------------------------------------------------
                                1 Year Return  3 Year Return  5 Year Return   Inception to Date
------------------------------------------------------------------------------------------------
Black Oak Emerging Technology      33.03%          12.23%         19.04%            (16.39)%*
   Fund
------------------------------------------------------------------------------------------------
NASDAQ 100 Index                   29.85%          15.13%         18.16%             (0.38)%**
------------------------------------------------------------------------------------------------
Lipper Science & Technology        27.98%          15.33%         18.04%             (1.79)%**
   Average
------------------------------------------------------------------------------------------------

------------
*    Since 12/29/00
**   Since 12/31/00


--------------------------    --------------------------------------------------
FUND DATA                                    TOP 10 HOLDINGS+
--------------------------

Ticker Symbol        BOGSX    1. Research In Motion                        5.44%
                              2. Vimpel-Communications ADR                 4.87%
Share Price          $2.94    3. Cogniaznt Technology Solutions, Cl A      4.81%
                              4. Corning                                   4.63%
Total Net Assets      $40M    5. MEMC Electronic Materials                 4.52%
                              6. Ctrip.com International ADR               4.49%
Portfolio Turnover     76%    7. Salesforce.com                            4.46%
                              8. Flir Systems                              4.37%
2007 Capital Gain             9. Citrix Systems                            4.24%
  Distribution        None   10. Varian Semiconductor Equipment Associates 3.88%

                             ------------
                             +    Percentages are based on net assets.

                             ---------------------------------------------------


      Comparison of Change in the Value of a $10,000 Investment in the
       Black Oak Emerging Technology Fund, versus the NASDAQ 100 Index and the Lipper Science & Technology Average, since 12/29/00

                                [LINE GRAPH]


Initial Investment Date             12/29/00    OCT 01   OCT 02   OCT 03   OCT 04   OCT 05   OCT 06   OCT 07
                                    --------    ------   ------   ------   ------   ------   ------   ------
Black Oak Emerging Technology Fund  $10,000      $2,980  $1,230   $2,210   $2,080   $2,050   $2,210   $2,940
NASDAQ 100 Index                    $10,000      $5,832  $4,231   $6,070   $6,386   $6,809   $7,505   $9,746
Lipper Science & Technology         $10,000      $5,603  $3,755   $5,852   $5,698   $6,198   $6,831   $8,841
   Average

These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.

________________________________________________________________________________
                                      13                        www.oakfunds.com

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[GRAPHIC OMITTED] LIVE OAK HEALTH SCIENCES FUND

OCTOBER 31, 2007

--------------------------------------------------------------------------------
  LIVE OAK HEALTH SCIENCES FUND
  The Fund primarily invests in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences.
--------------------------------------------------------------------------------

Live Oak Health Sciences Fund returned 11.00% for the year ended October 31, 2007, while the comparative indices, the S&P 500 Health Care Index, gained 10.44%, and the Lipper Health & Biotechnology Average returned 12.34%.

As is the case every year, this was an eventful year in health care. A major biotech company (Medimmune) agreed to merge with a pharmaceutical company (AstraZeneca). Safety issues dogged biotech bellwether Amgen and its anti-anemia drug franchise, as well as several medical device companies' drug-eluting stents. Broader issues included the election of a Democratic Congress, which stoked fears of legislation and cuts in reimbursement rates, and the subprime mortgage meltdown, which affected the prices of health care stocks -- inconsistent with their history as a safe haven in times of turmoil.

Despite the abundance of negative news, the sector posted positive returns, but as usual, performance varied among industries. Pharma and biotech were rather subdued. Services and Supplies, areas where we have significant exposure, were both strong, while Facilities, an area we have avoided, fell in value as hospitals continued to battle customer defaults.

We believe in keeping turnover low and sticking with our holdings, as long as the fundamentals remain intact. This patience paid off over the past year as several of the stocks that were down in the prior year came roaring back. Top performers included development-stage pharmaceutical company Corcept Therapeutics, which had been washed out the prior year and rebounded on encouraging news about its lead drug candidate; analytical instrument manufacturer Waters, whose new liquid chromatography and mass spectrometry systems have gained traction in the marketplace; and another research tools company, Invitrogen, which put its operational issues behind it and began pruning under-performing divisions. Medimmune, which was acquired at a premium, also helped performance.

Laggards included Amgen, due to the aforementioned issues with its erythropoietin stimulating agents, and specialty pharmaceutical companies King Pharmaceuticals, which had a key patent overturned by an appeals court, and Mylan, which announced a large acquisition.

The next few quarters could be interesting for the sector. If the U.S. economy moves into recession, health care companies may draw increased investor interest due to their stability. Also, as we move towards the 2008 elections and hear more about the candidates' proposals and get a sense for the probabilities of their being elected, we will begin to get an idea of what kind of regulatory environment the sector faces.

________________________________________________________________________________
1-888-462-5386                         14

--------------------------------------------------------------------------------
PERFORMANCE UPDATE                        ALL DATA BELOW AS OF OCTOBER 31, 2007.
--------------------------------------------------------------------------------

                                                         Average Annual Total Returns
                                ----------------------------------------------------------------
                                1 Year Return  3 Year Return  5 Year Return   Inception to Date
------------------------------------------------------------------------------------------------
Live Oak Health Sciences Fund      11.00%           9.55%          9.65%              3.47%*
------------------------------------------------------------------------------------------------
S&P 500 Health Care Index          10.44%          10.45%          7.75%              3.45%**
------------------------------------------------------------------------------------------------
Lipper Health & Biotechnology      12.34%          11.93%          12.65%             4.79%**
   Average
------------------------------------------------------------------------------------------------

------------
*    Since 6/29/01
**   Since 6/30/01


--------------------------     -------------------------------------------------
FUND DATA                                    TOP 10 HOLDINGS+
--------------------------

Ticker Symbol        LOGSX     1. Invitrogen                               8.30%
                               2. Teva Pharmaceutical Industries ADR       7.21%
Share Price         $12.41     3. Genzyme                                  6.05%
                               4. Amgen                                    5.85%
Total Net Assets      $21M     5. Medtronic                                5.55%
                               6. Techne                                   5.04%
Portfolio Turnover     28%     7. UnitedHealth Group                       4.83%
                               8. Waters                                   4.69%
2007 Capital Gain              9. AmerisourceBergen                        4.61%
  Distribution        None    10. Covidien                                 4.23%

                              ------------
                              +    Percentages are based on net assets.

                              --------------------------------------------------

          Comparison of Change in the Value of a $10,000 Investment in the Live Oak Health Sciences Fund, versus the S&P 500 Health Care Index and the Lipper Health & Biotechnology Average, since (6/29/01)

                                  [LINE GRAPH]

Initial Investment Date             6/29/01    OCT 01    OCT 02   OCT 03   OCT 04   OCT 05   OCT 06   OCT 07
                                    -------    ------    ------   ------   ------   ------   ------   ------
Live Oak Health Sciences Fund       $10,000    $10,239   $7,829   $9,239   $9,439   $11,658  $11,178  $12,396
S&P 500 Health Care Index           $10,000    $10,263   $8,53    $9,042   $9,200   $10,080  $11,225  $12,408
Lipper Health & Biotechnology       $10,000    $9,462    $7,353   $8,896   $9,459   $10,918  $11,836  $13,455
   Average


These figures represent past performance, which is no guarantee of future results. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower. See Note 5 in the Notes to Financial Statements for additional information on fee waivers.


________________________________________________________________________________
                                      15                        www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC OMITTED] FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS OR PERIODS ENDED OCTOBER 31,

                                                 REALIZED
                                                   AND
                                                UNREALIZED               DIVIDENDS                     NET
                     NET ASSET        NET        GAINS OR                  FROM          TOTAL        ASSET
                       VALUE      INVESTMENT     (LOSSES)      TOTAL        NET        DIVIDENDS      VALUE
                     BEGINNING      INCOME          ON         FROM      INVESTMENT       AND         END OF
                     OF PERIOD      (LOSS)      SECURITIES   OPERATIONS   INCOME      DISTRIBUTIONS   PERIOD
------------------------------------------------------------------------------------------------------------
WHITE OAK SELECT GROWTH FUND

2007                  $31.91       $(0.12)#       $7.70       $7.58       $   --        $   --        $39.49
2006                   31.35        (0.13)#        0.71        0.58        (0.02)        (0.02)        31.91
2005                   31.41         0.01#++      (0.07)##    (0.06)          --            --         31.35
2004                   34.05        (0.19)        (2.45)      (2.64)          --            --         31.41
2003                   23.22        (0.10)        10.93       10.83           --            --         34.05

ROCK OAK CORE GROWTH FUND

2007                  $10.68       $(0.07)#       $2.84       $2.77       $   --        $   --        $13.45
2006                   10.10        (0.06)#        0.64        0.58           --            --         10.68
2005(1)                10.00        (0.05)#        0.15        0.10           --            --         10.10

PIN OAK AGGRESSIVE STOCK FUND

2007                  $21.18       $(0.12)#       $6.40       $6.28       $   --        $   --        $27.46
2006                   21.13        (0.16)#        0.21        0.05           --            --         21.18
2005                   19.02        (0.16)#        2.27        2.11           --            --         21.13
2004                   19.13         (0.17)        0.06       (0.11)          --            --         19.02
2003                   11.63         (0.12)        7.62        7.50           --            --         19.13

RIVER OAK DISCOVERY FUND

2007                  $11.56       $(0.12)#       $3.36       $3.24       $   --        $   --        $14.80
2006                   10.10        (0.09)#        1.55        1.46           --            --         11.56
2005(2)                10.00        (0.03)#        0.13        0.10           --            --         10.10

RED OAK TECHNOLOGY SELECT FUND

2007                   $6.90       $(0.03)#       $1.88       $1.85       $   --        $   --         $8.75
2006                    6.55        (0.06)#        0.41        0.35           --            --          6.90
2005                    6.30        (0.03)#+++     0.28        0.25           --            --          6.55
2004                    6.56        (0.08)        (0.18)      (0.26)          --            --          6.30
2003                    4.23        (0.05)         2.38        2.33           --            --          6.56

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

________________________________________________________________________________
1-888-462-5386                         16

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                   RATIO OF
                                                                                   EXPENSES
                                                                     RATIO OF     TO AVERAGE
                                                       RATIO OF      EXPENSES     NET ASSETS
                                                         NET        TO AVERAGE    (EXCLUDING
                            NET ASSETS    RATIO OF    INVESTMENT    NET ASSETS     WAIVERS
                              END OF      EXPENSES   INCOME (LOSS)  (EXCLUDING      AND/OR      PORTFOLIO
                TOTAL         PERIOD     TO AVERAGE   TO AVERAGE     FEES PAID     FEES PAID    TURNOVER
               RETURN+        (000)      NET ASSETS   NET ASSETS    INDIRECTLY)   INDIRECTLY)     RATE
-----------------------------------------------------------------------------------------------------------
                 23.75%     $ 439,978       1.25%       (0.34)%        1.25%        1.28%         28.88%
                  1.85        538,516       1.19        (0.42)         1.20         1.20          51.51
                 (0.19)       878,709       1.14         0.04++        1.14         1.14          36.46
                 (7.75)     1,569,899       1.07        (0.47)         1.07         1.07          15.83
                 46.64      2,136,891       1.07        (0.36)         1.08         1.11           4.28



                 25.94%     $   8,389       1.25%       (0.57)%       1.25%         1.46%         85.61%
                  5.74          9,688       1.22        (0.54)        1.22          1.44          88.47
                  1.00         10,560       1.15        (0.67)        1.15          1.89          44.73



                 29.65%     $  90,901       1.25%       (0.50)%       1.25%        1.35%          18.33%
                  0.24         92,549       1.21        (0.74)        1.21          1.27          19.81
                 11.09        139,379       1.15        (0.78)        1.15          1.22          28.02
                 (0.58)       190,839       1.15        (0.80)        1.15          1.17          21.10
                 64.49        233,503       1.11        (0.83)        1.12          1.23          21.67



                 28.03%     $   7,823       1.35%       (0.92)%       1.35%         1.72%        148.36%
                 14.46          5,943       1.35        (0.81)        1.35          2.74          71.90
                  1.00          3,063       1.35        (0.79)        1.35          4.05          15.68



                 26.81%     $ 115,005       1.35%       (0.40)%       1.35%         1.40%         11.19%
                  5.34        116,449       1.27        (0.89)        1.27          1.34          92.90
                  3.97        160,881       1.15        (0.50)+++     1.15          1.27          40.47
                 (3.96)       244,848       1.15        (1.01)        1.15          1.20          38.44
                 55.08        327,853       1.11        (0.98)        1.11          1.24          60.35


________________________________________________________________________________
                                      17                        www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC OMITTED] FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS OR PERIODS ENDED OCTOBER 31,

                                                 REALIZED
                                                   AND
                                                UNREALIZED               DIVIDENDS                     NET
                     NET ASSET                   GAINS OR                  FROM          TOTAL        ASSET
                       VALUE          NET        (LOSSES)      TOTAL        NET        DIVIDENDS      VALUE
                     BEGINNING    INVESTMENT        ON         FROM      INVESTMENT       AND         END OF
                     OF PERIOD       LOSS       SECURITIES   OPERATIONS   INCOME      DISTRIBUTIONS   PERIOD
------------------------------------------------------------------------------------------------------------

BLACK OAK EMERGING TECHNOLOGY FUND

2007                  $ 2.21       $(0.03)#       $0.76       $0.73       $   --        $   --        $ 2.94
2006                    2.05        (0.02)#        0.18        0.16           --            --          2.21
2005                    2.08        (0.02)#       (0.01)##    (0.03)          --            --          2.05
2004                    2.21        (0.03)        (0.10)      (0.13)          --            --          2.08
2003                    1.23        (0.02)         1.00        0.98           --            --          2.21

LIVE OAK HEALTH SCIENCES FUND

2007                  $11.18       $(0.01)#       $1.24       $1.23       $   --        $   --        $12.41
2006                   11.66        (0.07)#       (0.41)      (0.48)          --            --         11.18
2005                    9.44        (0.07)#        2.29        2.22           --            --         11.66
2004                    9.24        (0.07)         0.27        0.20           --            --          9.44
2003                    7.83        (0.05)         1.46        1.41           --            --          9.24

------------
#    PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

## THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENT FOR THE PERIOD BECAUSE OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.

+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THE SHAREHOLDER WILL PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

++ NET INVESTMENT INCOME PER SHARE AND THE NET INVESTMENT INCOME RATIO INCLUDE $0.13 AND 0.40%, RESPECTIVELY, RESULTING FROM A SPECIAL DIVIDEND FROM MICROSOFT IN NOVEMBER 2004.

+++ NET INVESTMENT INCOME PER SHARE AND THE NET INVESMENT INCOME RATIO INCLUDE $0.03 AND 0.51%, RESPECTIVELY RESULTING FROM A SPECIAL DIVIDEND FROM MICROSOFT IN NOVEMBER 2004.

(1) THE ROCK OAK CORE GROWTH FUND COMMENCED OPERATIONS ON DECEMBER 31, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

(2) THE RIVER OAK DISCOVERY FUND COMMENCED OPERATIONS ON JUNE 30, 2005. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

________________________________________________________________________________
1-888-462-5386                         18

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                                   RATIO OF
                                                                                   EXPENSES
                                                                     RATIO OF     TO AVERAGE
                                                       RATIO OF      EXPENSES     NET ASSETS
                                                         NET        TO AVERAGE    (EXCLUDING
                            NET ASSETS    RATIO OF    INVESTMENT    NET ASSETS     WAIVERS
                              END OF      EXPENSES       LOSS       (EXCLUDING      AND/OR      PORTFOLIO
                TOTAL         PERIOD     TO AVERAGE   TO AVERAGE     FEES PAID     FEES PAID    TURNOVER
               RETURN+        (000)      NET ASSETS   NET ASSETS    INDIRECTLY)   INDIRECTLY)     RATE
-----------------------------------------------------------------------------------------------------------
                 33.03%     $  39,810       1.35%       (1.04)%        1.35%        1.62%         75.51%
                  7.80         39,617       1.28        (1.13)         1.28         1.53          97.05
                 (1.44)        48,901       1.15        (1.13)         1.15         1.41          30.22
                 (5.58)        72,093       1.15        (1.14)         1.15         1.33          33.17
                 79.67         86,414       1.11        (1.08)         1.11         1.50          33.62



                 11.00%     $  21,354       1.35%       (0.11)%       1.35%         1.37%         28.33%
                 (4.12)        25,263       1.21        (0.59)        1.21          1.23          56.56
                 23.52         36,304       1.15        (0.66)        1.15          1.22          15.69
                  2.16         26,226       1.15        (0.75)        1.15          1.19           4.05
                 18.01         22,520       1.10        (0.66)        1.10          1.28          12.55



________________________________________________________________________________
                                      19                        www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC OMITTED] SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2007

--------------------------------------------------------------------------------
WHITE OAK SELECT GROWTH FUND
--------------------------------------------------------------------------------

                         INDUSTRY WEIGHTING+ (UNAUDITED)

Telephone Communications Except Radiotelephone 3.1%

Services - Home Health Care Services 6.5%

Services - Computer Programming Services 3.5%

Web Portals/ISP 10.4%

Services - Commercial Physical &
Biological Research 3.0%

Products Biological
(No Diagnostic Substances) 9.3%

Semiconductors & Related Devices 9.5%

Semiconductor Capital Equipment 3.4%

Computer Communications Equipment 8.6%

Security Brokers, Dealers & Flotation Companies 10.9%

E-Commerce - Services 10.7%

Pharmaceutical Preparations 5.7%

Electronic Computers 6.9%

Hospital & Medical Service Plans 4.5%

Fire, Marine & Casualty Insurance 3.9%

------------
+ Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.1%.

-------------------------------------------------------
                                               MARKET
DESCRIPTION                    SHARES       VALUE (000)
-------------------------------------------------------
COMMON STOCK -- 99.9%

-------------------------------------------------------
BIOLOGICAL PRODUCTS
  (NO DIAGNOSTIC SUBSTANCES) -- 9.3%
-------------------------------------------------------
Amgen*                         343,000        $ 19,932
Genzyme*                       275,000          20,892
                                              --------
                                                40,824
                                              --------

-------------------------------------------------------
COMPUTER COMMUNICATIONS EQUIPMENT-- 8.6%
-------------------------------------------------------

Cisco Systems*               1,150,000           38,019
                                              ---------
                                                 38,019
                                              ---------

-------------------------------------------------------
E-COMMERCE - SERVICES-- 10.7%
-------------------------------------------------------

Amazon.com*                    290,000           25,853
eBay*                          585,000           21,119
                                              ---------
                                                 46,972
                                              ---------


-------------------------------------------------------
                                               MARKET
DESCRIPTION                    SHARES       VALUE (000)
-------------------------------------------------------
ELECTRONIC COMPUTERS-- 6.9%
-------------------------------------------------------
Dell*                          400,000        $  12,240
International Business
   Machines                    155,000           17,999
                                              ---------
                                                 30,239
                                              ---------

-------------------------------------------------------
FIRE, MARINE & CASUALTY INSURANCE-- 3.9%
-------------------------------------------------------

American International
   Group                       275,000           17,358
                                              ---------
                                                 17,358
                                              ---------

-------------------------------------------------------
HOSPITAL & MEDICAL SERVICE PLANS-- 4.5%
-------------------------------------------------------

UnitedHealth Group             402,000           19,758
                                              ---------
                                                 19,758
                                              ---------

-------------------------------------------------------
PHARMACEUTICAL PREPARATIONS-- 5.7%
-------------------------------------------------------
Teva Pharmaceutical
   Industries ADR              575,000           25,306
                                              ---------
                                                 25,306
                                              ---------

________________________________________________________________________________
1-888-462-5386                         20

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
WHITE OAK SELECT GROWTH FUND (CONCLUDED)
--------------------------------------------------------------------------------


-------------------------------------------------------
                                               MARKET
DESCRIPTION                    SHARES       VALUE (000)
-------------------------------------------------------

-------------------------------------------------------
SECURITY BROKERS, DEALERS &
   FLOTATION COMPANIES-- 10.9%
-------------------------------------------------------
Charles Schwab               1,350,000        $  31,374
Legg Mason                     197,300           16,364
                                              ---------
                                                 47,738
                                              ---------

-------------------------------------------------------
SEMICONDUCTOR CAPITAL EQUIPMENT -- 3.4%
-------------------------------------------------------

Applied Materials              765,000           14,856
                                              ---------
                                                 14,856
                                              ---------

-------------------------------------------------------
SEMICONDUCTORS & RELATED DEVICES -- 9.5%
-------------------------------------------------------

Broadcom, Cl A*                670,000           21,808
Intel                          735,000           19,772
                                              ---------
                                                 41,580
                                              ---------

-------------------------------------------------------
SERVICES - COMMERCIAL PHYSICAL &
   BIOLOGICAL RESEARCH --3.0%
-------------------------------------------------------

Affymetrix*                    520,000           13,239
                                              ---------
                                                 13,239
                                              ---------

-------------------------------------------------------
SERVICES - COMPUTER PROGRAMMING
   SERVICES -- 3.5%
-------------------------------------------------------

Cognizant Technology
   Solutions, Cl A*            375,000           15,547
                                              ---------
                                                 15,547
                                              ---------

-------------------------------------------------------
SERVICES - HOME HEALTH CARE SERVICES -- 6.5%
-------------------------------------------------------

Express Scripts*               450,000           28,395
                                              ---------
                                                 28,395
                                              ---------


-------------------------------------------------------
                               SHARES/FACE     MARKET
DESCRIPTION                    AMOUNT (000) VALUE (000)
-------------------------------------------------------

-------------------------------------------------------
TELEPHONE COMMUNICATIONS EXCEPT
   RADIOTELEPHONE -- 3.1%
-------------------------------------------------------

Sprint Nextel                  800,000        $  13,680
                                              ---------
                                                 13,680
                                              ---------

-------------------------------------------------------
 WEB PORTALS/ISP -- 10.4%
-------------------------------------------------------

Google, Cl A*                   45,000           31,815
Yahoo!*                        450,000           13,995
                                              ---------
                                                 45,810
                                              ---------

TOTAL COMMON STOCK
  (Cost $337,789) (000)                         439,321
                                              ---------

-------------------------------------------------------
REPURCHASE AGREEMENT-- 0.0%
-------------------------------------------------------
Morgan Stanley (A)
  4.500%, dated 10/31/07,
  to be repurchased on
  11/01/07, repurchase price
  $92,076 (collateralized
  by a U.S. Treasury Note,
  par value $88,141, 1.875%,
  07/15/15; total market value:
  $93,906)
                               $    92               92
                                              ---------
TOTAL REPURCHASE AGREEMENT
   Cost $92)(000)                                    92
                                              ---------

 TOTAL INVESTMENTS -- 99.9%
  (Cost $337,881)(000)                        $ 439,413
                                              =========

PERCENTAGES ARE BASED ON NET ASSETS OF $439,977,966.

*    NON-INCOME PRODUCING SECURITY
(A)  TRI-PARTY REPURCHASE AGREEMENT

ADR  -- AMERICAN DEPOSITARY RECEIPT
CL   -- CLASS
ISP  -- INTERNET SERVICE PROVIDER

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

________________________________________________________________________________
                                      21                        www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2007

--------------------------------------------------------------------------------
ROCK OAK CORE GROWTH FUND
--------------------------------------------------------------------------------

                         INDUSTRY WEIGHTING+ (UNAUDITED)

Repurchase Agreement 1.1%

Well Equipment 0.3%

Aircraft Parts & Equipment 1.4%

Web Portals/ISP 5.9%

Amusement and Recreational Services 3.7%

Trucking & Courier Services 4.2%

Biological Products (No Diagnostic Substances) 8.3%

Systems - Computer Integrated Systems Design 2.3%

Computer Communications Equipment 3.2%

Services - Computer Programming Services 7.7%

Consumer Wireless Devices 6.5%

Crude Petroleum Natural Gas 0.5%

Semiconductors & Related Devices 8.3%

Diversified Manufacturing 2.0%

Semiconductor Capital Equipment 0.1%

Electronic Computers 4.6%

E-Commerce - Services 2.3%

Security Brokers, Dealers & Flotation
  Companies 6.2%

Fiber Optic Components 3.9%

Heavy Construction Not Elsewhere Classified 2.0%

Recreational Centers 2.1%

Radiotelephone Communications 7.5%

Hospital & Medical Service Plans 1.1%

Petroleum Refining 3.5%

Laboratory Analytical Instruments 2.0%

Oil, Gas Field Services 6.2%

Measuring & Controlling Devices 0.9%

------------
+ Percentages are based on net assets. Included in net assets are other assets and liabilities of 2.2%.


-------------------------------------------------------
                                               MARKET
DESCRIPTION                    SHARES       VALUE (000)
-------------------------------------------------------

COMMON STOCK-- 96.7%

-------------------------------------------------------
AIRCRAFT PARTS & EQUIPMENT -- 1.4%
-------------------------------------------------------
Rockwell Collins                 1,600        $     120
                                              ---------
                                                    120
                                              ---------

-------------------------------------------------------
AMUSEMENT AND RECREATIONAL SERVICES -- 3.7%
-------------------------------------------------------

International Game
   Technology                    7,100              310
                                              ---------
                                                    310
                                              ---------

-------------------------------------------------------
BIOLOGICAL PRODUCTS
   (NO DIAGNOSTIC SUBSTANCES -- 8.3%
-------------------------------------------------------

Genzyme*                         5,100              387
Gilead Sciences*                 6,700              309
                                              ---------
                                                    696
                                              ---------


-------------------------------------------------------
                                               MARKET
DESCRIPTION                    SHARES       VALUE (000)
-------------------------------------------------------

-------------------------------------------------------
COMPUTER COMMUNICATIONS EQUIPMENT-- 3.2%
-------------------------------------------------------

Cisco Systems*                   8,200        $     271
                                              ---------
                                                    271
                                              ---------

-------------------------------------------------------
CONSUMER WIRELESS DEVICES -- 6.5%
-------------------------------------------------------

Motorola                        11,000              207
Research In Motion*              2,700              336
                                              ---------
                                                    543
                                              ---------

-------------------------------------------------------
CRUDE PETROLEUM NATURAL GAS -- 0.5%
-------------------------------------------------------

XTO Energy                         600               40
                                              ---------
                                                     40
                                              ---------

-------------------------------------------------------
DIVERSIFIED MANUFACTURING -- 2.0%
-------------------------------------------------------

ITT                              2,500              167
                                              ---------
                                                    167
                                              ---------


________________________________________________________________________________
1-888-462-5386                         22

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
ROCK OAK CORE GROWTH FUND (CONTINUED)
--------------------------------------------------------------------------------

-------------------------------------------------------
                                               MARKET
DESCRIPTION                    SHARES       VALUE (000)
-------------------------------------------------------

-------------------------------------------------------
E-COMMERCE - SERVICES -- 2.3%
-------------------------------------------------------

eBay*                            5,200        $     188
                                              ---------
                                                    188
                                              ---------

-------------------------------------------------------
ELECTRONIC COMPUTERS -- 4.6%
-------------------------------------------------------

Apple*                           2,000              380
                                              ---------
                                                    380
                                              ---------

-------------------------------------------------------
FIBER OPTIC COMPONENTS -- 3.9%
-------------------------------------------------------

Corning                         13,500              328
                                              ---------
                                                    328
                                              ---------

-------------------------------------------------------
HEAVY CONSTRUCTION NOT
  ELSEWHERE CLASSIFIED -- 2.0%
-------------------------------------------------------

Chicago Bridge & Iron,
  NY Shares                      3,300              165
                                              ---------
                                                    165
                                              ---------

-------------------------------------------------------
 HOSPITAL & MEDICAL SERVICE PLANS -- 1.1%
-------------------------------------------------------

UnitedHealth Group               1,900               93
                                              ---------
                                                     93
                                              ---------

-------------------------------------------------------
LABORATORY ANALYTICAL INSTRUMENTS -- 2.0%
-------------------------------------------------------

Hologic*                         2,500              170
                                              ---------
                                                    170
                                              ---------

-------------------------------------------------------
MEASURING & CONTROLLING DEVICES -- 0.9%
-------------------------------------------------------

Rockwell Automation              1,100               76
                                              ---------
                                                     76
                                              ---------

-------------------------------------------------------
OIL, GAS FIELD SERVICES -- 6.2%
-------------------------------------------------------

Schlumberger                     3,000              290
Weatherford
  International*                 3,600              233
                                              ---------
                                                    523
                                              ---------

-------------------------------------------------------
                                               MARKET
DESCRIPTION                    SHARES       VALUE (000)
-------------------------------------------------------

-------------------------------------------------------
PETROLEUM REFINING -- 3.5%
-------------------------------------------------------

Valero Energy                    4,200        $     296
                                              ---------
                                                    296
                                              ---------

-------------------------------------------------------
RADIOTELEPHONE COMMUNICATIONS -- 7.5%
-------------------------------------------------------

America Movil ADR, Ser L         4,300              281
Vimpel-Communications
  ADR*                          10,500              347
                                              ---------
                                                    628
                                              ---------

-------------------------------------------------------
RECREATIONAL CENTERS -- 2.1%
-------------------------------------------------------

Las Vegas Sands*                 1,300              173
                                              ---------
                                                    173
                                              ---------

-------------------------------------------------------
RETAIL - LUMBER & OTHER BUILDING,
  MATERIALS DEALERS -- 0.0%
-------------------------------------------------------

Lowe's                             100                3
                                              ---------
                                                      3
                                              ---------


-------------------------------------------------------
SECURITY BROKERS, DEALERS &
  FLOTATION COMPANIES -- 6.2%
-------------------------------------------------------

CME Group                          450              300
Goldman Sachs Group                900              223
                                              ---------
                                                    523
                                              ---------

-------------------------------------------------------
SEMICONDUCTOR CAPITAL EQUIPMENT-- 0.1%
-------------------------------------------------------

Applied Materials                  500               10
                                              ---------
                                                     10
                                              ---------


-------------------------------------------------------
SEMICONDUCTORS & RELATED DEVICES-- 8.3%
-------------------------------------------------------

Broadcom, Cl A*                  3,900              127
MEMC Electronic
  Materials*                     4,200              307
Qualcomm                         6,200              265
                                              ---------
                                                    699
                                              ---------

________________________________________________________________________________
                                      23                        www.oakfunds.com

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
ROCK OAK CORE GROWTH FUND (CONCLUDED)
--------------------------------------------------------------------------------

-------------------------------------------------------
                                               MARKET
DESCRIPTION                    SHARES       VALUE (000)
-------------------------------------------------------

-------------------------------------------------------
SERVICES - COMPUTER PROGRAMMING
  SERVICES-- 7.7%
-------------------------------------------------------
Cognizant Technology
  Solutions, Cl A*              10,000        $     415
Satyam Computer
  Services ADR                   7,500              228
                                              ---------
                                                    643
                                              ---------

-------------------------------------------------------
SYSTEMS - COMPUTER INTEGRATED
  SYSTEMS DESIGN-- 2.3%
-------------------------------------------------------

Salesforce.com*                  3,500              197
                                              ---------
                                                    197
                                              ---------

-------------------------------------------------------
TRUCKING & COURIER SERVICES -- 4.2%
-------------------------------------------------------

Expeditors International
  Washington                     6,900              349
                                              ---------
                                                    349
                                              ---------

-------------------------------------------------------
WEB PORTALS/ISP -- 5.9%
-------------------------------------------------------

Google, Cl A*                      700              495
                                              ---------
                                                    495
                                              ---------

-------------------------------------------------------
WELL EQUIPMENT -- 0.3%
-------------------------------------------------------

National Oilwell Varco*            400               29
                                              ---------
                                                     29
                                              ---------

TOTAL COMMON STOCK
  (Cost $5,707)(000)                              8,115
                                              ---------


-------------------------------------------------------
                                   FACE        MARKET
DESCRIPTION                    AMOUNT (000) VALUE (000)
-------------------------------------------------------

-------------------------------------------------------
REPURCHASE AGREEMENT-- 1.1%
-------------------------------------------------------

Morgan Stanley (A)
  4.500%, dated 10/31/07,
  to be repurchased on 11/01/07,
  repurchase price $86,930
  (collateralized by a
  U.S. Treasury Note, par
  value $83,215, 1.875%,
  07/15/15; total market
  value: $88,658)              $    87        $      87
                                              ---------

TOTAL REPURCHASE AGREEMENT
  (Cost $87)(000)                                   87
                                              ---------

TOTAL INVESTMENTS -- 97.8%
  (Cost $5,794)(000)                          $   8,202
                                              =========


PERCENTAGES ARE BASED ON NET ASSETS OF $8,389,333.
*    NON-INCOME PRODUCING SECURITY
(A)  TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DEPOSITARY RECEIPT
CL  -- CLASS
ISP -- INTERNET SERVICE PROVIDER
SER -- SERIES

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

________________________________________________________________________________
1-888-462-5386                         24

--------------------------------------------------------------------------------
[GRAPHIC OMITTED] SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2007

--------------------------------------------------------------------------------
PIN OAK AGGRESSIVE STOCK FUND
--------------------------------------------------------------------------------

                         INDUSTRY WEIGHTING+ (UNAUDITED)

Repurchase Agreement 1.4%

Biological Products (No Diagnostic Substances) 5.9%

Commercial Banks 0.4%

Web Portals/ISP 11.1%

Television Broadcasting Stations 5.1%

Computer Communications Equipment 10.2%

Surgical & Medical Instruments & Apparatus 2.2%

Services - Commercial Physical & Biological Research 2.9%

E-Commerce - Services 16.9%

Services - Allied to Motion Picture Production 1.1%

Semiconductors & Related Devices 7.8%

Electronic Computers 4.6%

Motorcycles, Bicycles and Parts 3.2%

Semiconductor Capital Equipment 12.8%

Newspapers, Publishing 1.4%

Security Brokers, Dealers & Flotation Companies 4.6%

Retail - Jewelry Stores 4.4%

Pharmaceutical Preparations 4.0%


------------
+ Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.0%.

                                               MARKET
DESCRIPTION                    SHARES       VALUE (000)
-------------------------------------------------------

COMMON STOCK -- 98.6%

-------------------------------------------------------
BIOLOGICAL PRODUCTS
  (NO DIAGNOSTIC SUBSTANCES) -- 5.9%
-------------------------------------------------------

Cell Genesys*                  175,000        $     595
Genzyme*                        63,000            4,786
                                              ---------
                                                  5,381
                                              ---------

-------------------------------------------------------
COMMERCIAL BANKS-- 0.4%
-------------------------------------------------------

Citigroup                        9,000              377
                                              ---------
                                                    377
                                              ---------

-------------------------------------------------------
COMPUTER COMMUNICATIONS EQUIPMENT -- 10.2%
-------------------------------------------------------

Cisco Systems*                 147,000            4,860
Juniper Networks*              123,000            4,428
                                              ---------
                                                  9,288
                                              ---------


                                               MARKET
DESCRIPTION                    SHARES       VALUE (000)
-------------------------------------------------------

-------------------------------------------------------
E-COMMERCE - SERVICES -- 16.9%
-------------------------------------------------------
Amazon.com*                     50,000        $   4,458
eBay*                          145,000            5,234
Expedia*                       174,000            5,683
                                              ---------
                                                 15,375
                                              ---------

-------------------------------------------------------
ELECTRONIC COMPUTERS -- 4.6%
-------------------------------------------------------

Dell*                          138,000            4,223
                                              ---------
                                                  4,223
                                              ---------

-------------------------------------------------------
MOTORCYCLES, BICYCLES AND PARTS -- 3.2%
-------------------------------------------------------
Harley-Davidson                 56,700            2,920
                                              ---------
                                                  2,920
                                              ---------

-------------------------------------------------------
NEWSPAPERS, PUBLISHING -- 1.4%
-------------------------------------------------------
Gannett                         29,000            1,230
                                              ---------
                                                  1,230
                                              ---------

________________________________________________________________________________
                                      25                        www.oakfunds.com

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
PIN OAK AGGRESSIVE STOCK FUND (CONCLUDED)
--------------------------------------------------------------------------------

                                               MARKET
DESCRIPTION                    SHARES       VALUE (000)
-------------------------------------------------------

-------------------------------------------------------
PHARMACEUTICAL PREPARATIONS -- 4.0%
-------------------------------------------------------

Watson Pharmaceuticals*        119,000        $   3,637
                                              ---------
                                                  3,637
                                              ---------

-------------------------------------------------------
RETAIL - JEWELRY STORES-- 4.4%
-------------------------------------------------------

Blue Nile*                      43,718            3,455
Tiffany                         10,000              542
                                              ---------
                                                  3,997
                                              ---------

-------------------------------------------------------
SECURITY BROKERS, DEALERS &
  FLOTATION COMPANIES -- 4.6%
-------------------------------------------------------

Charles Schwab                 180,000            4,183
                                              ---------
                                                  4,183
                                              ---------

-------------------------------------------------------
SEMICONDUCTOR CAPITAL EQUIPMENT -- 12.8%
-------------------------------------------------------

Applied Materials              224,000            4,350
Kla-Tencor                      62,000            3,264
Novellus Systems*              140,000            3,977
                                              ---------
                                                 11,591
                                              ---------

-------------------------------------------------------
SEMICONDUCTORS & RELATED DEVICES-- 7.8%
-------------------------------------------------------

Broadcom, Cl A*                 96,000            3,125
Linear Technology               15,000              495
Xilinx                         142,000            3,465
                                              ---------
                                                  7,085
                                              ---------

-------------------------------------------------------
SERVICES - ALLIED TO MOTION PICTURE
  PRODUCTION -- 1.1%
-------------------------------------------------------

Avid Technology*                33,146              974
                                              ---------
                                                    974
                                              ---------

-------------------------------------------------------
SERVICES - COMMERCIAL PHYSICAL &
  BIOLOGICAL RESEARCH -- 2.9%
-------------------------------------------------------

Affymetrix*                    104,676            2,665
                                              ---------
                                                  2,665
                                              ---------


                               SHARES/FACE     MARKET
DESCRIPTION                    AMOUNT (000) VALUE (000)
-------------------------------------------------------

-------------------------------------------------------
SURGICAL & MEDICAL INSTRUMENTS &
  APPARATUS -- 2.2%
-------------------------------------------------------

Covidien                        47,741        $   1,986
                                              ---------
                                                  1,986
                                              ---------

-------------------------------------------------------
TELEVISION BROADCASTING STATIONS -- 5.1%
-------------------------------------------------------

IAC/InterActive*               157,700            4,646
                                              ---------
                                                  4,646
                                              ---------

-------------------------------------------------------
WEB PORTALS/ISP -- 11.1%
-------------------------------------------------------

Google, Cl A*                    6,000            4,242
Yahoo!*                        187,000            5,816
                                              ---------
                                                 10,058
                                              ---------
TOTAL COMMON STOCK
  (Cost $58,182)(000)                            89,616
                                              ---------

-------------------------------------------------------
REPURCHASE AGREEMENT -- 1.4%
-------------------------------------------------------

Morgan Stanley (A)
  4.500%, dated 10/31/07,
  to be repurchased on 11/01/07,
  repurchase price $1,245,779
  (collateralized by a U.S. Treasury
  Note, par value $1,192,542, 1.875%,
  07/15/15; total market
  value: $1,270,536)           $ 1,246            1,246
                                              ---------

TOTAL REPURCHASE AGREEMENT
  (Cost $1,246)(000)                              1,246
                                              ---------

TOTAL INVESTMENTS -- 100.0%
  (Cost $59,428)(000)                         $  90,862
                                              =========

PERCENTAGES ARE BASED ON NET ASSETS OF $90,900,930.

*      NON-INCOME PRODUCING SECURITY
(A)    TRI-PARTY REPURCHASE AGREEMENT
CL  -- CLASS
ISP -- INTERNET SERVICE PROVIDER

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

________________________________________________________________________________
1-888-462-5386                         26

--------------------------------------------------------------------------------
[GRAPHIC OMITTED] SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2007

--------------------------------------------------------------------------------
RIVER OAK DISCOVERY FUND
--------------------------------------------------------------------------------

                         INDUSTRY WEIGHTING+ (UNAUDITED)

                                [GRAPHIC OMITTED]

Agricultural Chemicals 3.6%

Amusement and Recreational Services 5.1%

Repurchase Agreement 6.7%

Well Equipment 3.7%

Consumer Wireless Devices 1.9%

Web Portals/ISP 3.6%

Diversified Manufacturing 3.7%

Systems - Computer Integrated Systems Designs 4.1%

Fire, Marine & Casualty Insurance 3.3%

Packaging Paper and Plastics Film,
  Coated and Laminated 3.0%

Retail - Eating Places 5.0%

State Commercial Banks 2.2%

Services - Prepackaged Software 7.3%

Laboratory Analytical Instruments 9.7%

Services - Computer Programming Services 2.6%

Services - Computer Processing 2.2%

Oil, Gas Field Services 8.9%

Services - Commercial Physical &
  Biological Research 2.7%

Orthopedic, Prosthetic & Surgical
  Appliances & Supplies 2.7%

Services - Business Services 11.1%

Semiconductors & Related Devices 3.9%

Scientfic Gaming 2.1%

Security Brokers, Dealers & Floatation Companies 3.1%

------------
+ Percentages are based on net assets. Included in net assets are other assets and liabilities of (2.2)%.


                                               MARKET
DESCRIPTION                    SHARES       VALUE (000)
-------------------------------------------------------

COMMON STOCK -- 95.5%

-------------------------------------------------------
AGRICULTURAL CHEMICALS -- 3.6%
-------------------------------------------------------

Terra Industries*                7,600        $     280
                                              ---------
                                                    280
                                              ---------

-------------------------------------------------------
AMUSEMENT AND RECREATIONAL SERVICES -- 5.1%
-------------------------------------------------------
Shuffle Master*                  4,400               60
WMS Industries*                  9,700              336
                                              ---------
                                                    396
                                              ---------

-------------------------------------------------------
CONSUMER WIRELESS DEVICES-- 1.9%
-------------------------------------------------------
Viasat*                          4,900              150
                                              ---------
                                                    150
                                              ---------


                                               MARKET
DESCRIPTION                    SHARES       VALUE (000)
-------------------------------------------------------

-------------------------------------------------------
DIVERSIFIED MANUFACTURING-- 3.7%
-------------------------------------------------------

Roper Industries                 4,100        $     290
                                              ---------
                                                    290
                                              ---------

-------------------------------------------------------
FIRE, MARINE & CASUALTY INSURANCE --3.3%
-------------------------------------------------------

Navigators Group*                4,300              259
                                              ---------
                                                    259
                                              ---------

-------------------------------------------------------
LABORATORY ANALYTICAL INSTRUMENTS-- 9.7%
-------------------------------------------------------

Hologic*                         5,900              401
Illumina*                        6,300              354
                                              ---------
                                                    755
                                              ---------

________________________________________________________________________________
                                      27                        www.oakfunds.com

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
RIVER OAK DISCOVERY FUND (CONTINUED)
--------------------------------------------------------------------------------

                                               MARKET
DESCRIPTION                    SHARES       VALUE (000)
-------------------------------------------------------

-------------------------------------------------------
OIL, GAS FIELD SERVICES-- 8.9%
-------------------------------------------------------

Dawson Geophysical*              1,500        $    120
Helix Energy Solutions
  Group*                         7,600              352
Oceaneering
  International*                 2,900              224
                                              ---------
                                                    696
                                              ---------

-------------------------------------------------------
ORTHOPEDIC, PROSTHETIC & SURGICAL
  APPLIANCES & SUPPLIES -- 2.7%
-------------------------------------------------------

Integra Lifesciences*            4,400              213
                                              ---------
                                                    213
                                              ---------

-------------------------------------------------------
PACKAGING PAPER AND PLASTICS FILM,
  COATED AND LAMINATED -- 3.0%
-------------------------------------------------------

Raven Industries                 5,500              238
                                              ---------
                                                    238
                                              ---------

-------------------------------------------------------
RETAIL - EATING PLACES -- 5.0%
-------------------------------------------------------

Chipotle Mexican Grill,
  Cl A*                          2,800              389
                                              ---------
                                                    389
                                              ---------

-------------------------------------------------------
SCIENTFIC GAMING-- 2.1%
-------------------------------------------------------

Scientific Games, Cl A*          4,600              166
                                              ---------
                                                    166
                                              ---------

-------------------------------------------------------
SECURITY BROKERS, DEALERS &
  FLOTATION COMPANIES -- 3.1%
-------------------------------------------------------

GFI Group*                       2,800              242
                                              ---------
                                                    242
                                              ---------


                                               MARKET
DESCRIPTION                    SHARES       VALUE (000)
-------------------------------------------------------

-------------------------------------------------------
SEMICONDUCTORS & RELATED DEVICES-- 3.9%
-------------------------------------------------------

Formfactor*                      2,300        $      90
Varian Semiconductor
  Equipment Associates*          4,650              214
                                              ---------
                                                    304
                                              ---------

-------------------------------------------------------
SERVICES - BUSINESS SERVICES -- 11.1%
-------------------------------------------------------

Ctrip.com International
  ADR*                           7,000              395
EnerNOC*                         3,700              172
inVentiv Health*                 7,200              304
                                              ---------
                                                    871
                                              ---------

-------------------------------------------------------
SERVICES - COMMERCIAL PHYSICAL
  & BIOLOGICAL RESEARCH -- 2.7%
-------------------------------------------------------

Icon ADR*                        3,700              215
                                              ---------
                                                    215
                                              ---------

-------------------------------------------------------
SERVICES - COMPUTER PROCESSING -- 2.2%
-------------------------------------------------------

SI International*                6,200              175
                                              ---------
                                                    175
                                              ---------

-------------------------------------------------------
SERVICES - COMPUTER PROGRAMMING
  SERVICES -- 2.6%
-------------------------------------------------------

Patni Computer Systems
  ADR                            9,700              205
                                              ---------
                                                    205
                                              ---------

-------------------------------------------------------
SERVICES - PREPACKAGED SOFTWARE -- 7.3%
-------------------------------------------------------

Business Objects ADR*            6,600              395
Double-Take Software*            7,300              174
                                              ---------
                                                    569
                                              ---------

________________________________________________________________________________
1-888-462-5386                         28

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
RIVER OAK DISCOVERY FUND (CONCLUDED)
--------------------------------------------------------------------------------

                                               MARKET
DESCRIPTION                    SHARES       VALUE (000)
-------------------------------------------------------

-------------------------------------------------------
STATE COMMERCIAL BANKS-- 2.2%
-------------------------------------------------------

East West Bancorp                  800        $      27
SVB Financial Group*             2,800              145
                                              ---------
                                                    172
                                              ---------

-------------------------------------------------------
SYSTEMS - COMPUTER INTEGRATED
  SYSTEMS DESIGN -- 4.1%
-------------------------------------------------------

F5 Networks*                       900               33
Itron*                           2,700              290
                                              ---------
                                                    323
                                              ---------

-------------------------------------------------------
WEB PORTALS/ISP-- 3.6%
-------------------------------------------------------

Factset Research Systems           700               49
Netease.com ADR*                11,100              231
                                              ---------
                                                    280
                                              ---------

-------------------------------------------------------
WELL EQUIPMENT-- 3.7%
-------------------------------------------------------

CARBO Ceramics                   2,800              126
Dril-Quip*                       3,000              160
                                              ---------
                                                    286
                                              ---------

-------------------------------------------------------
WHOLESALE - MEDICAL, DENTAL &
HOSPITAL EQUIPMENT & SUPPLIES -- 0.0%
-------------------------------------------------------

Conceptus*                         100                2
                                              ---------
                                                      2
                                              ---------

TOTAL COMMON STOCK
  (Cost $5,505)(000)                              7,476
                                              ---------


                                   FACE        MARKET
DESCRIPTION                    AMOUNT (000) VALUE (000)
-------------------------------------------------------

-------------------------------------------------------
REPURCHASE AGREEMENT-- 6.7%
-------------------------------------------------------

Morgan Stanley (A)
  4.500%, dated 10/31/07,
  to be repurchased on 11/01/07,
  repurchase price $523,301
  (collateralized by a
  U.S. Treasury Note, par value
  $500,939, 1.875%, 07/15/15;
  total market value:
  $533,701)                    $   523        $     523
                                              ---------

TOTAL REPURCHASE AGREEMENT
  (Cost $523)(000)                                  523
                                              ---------

TOTAL INVESTMENTS-- 102.2%
  (Cost $6,028)(000)                          $   7,999
                                              =========


PERCENTAGES ARE BASED ON NET ASSETS OF $7,822,535.
*      NON-INCOME PRODUCING SECURITY
(A)    TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DEPOSITARY RECEIPT
CL  -- CLASS
ISP -- INTERNET SERVICE PROVIDER
THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

________________________________________________________________________________
                                      29                        www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC OMITTED] SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2007

--------------------------------------------------------------------------------
RED OAK TECHNOLOGY SELECT FUND
--------------------------------------------------------------------------------

                         INDUSTRY WEIGHTING+ (UNAUDITED)

                               [GRAPHIC OMITTED]
Repurchase Agreement 1.4%

Web Portals/ISP 9.8%

Biological Products (No Diagnostic Substances) 2.5%

Television Broadcasting Stations 3.6%

Computer Communications Equipment 9.8%

Telephone Communications Except Radiotelephone 1.2%

Computer Peripheral Equipment 2.8%

Systems - Computer Integrated
  System Design 2.9%

Consulting Services 3.8%

Consumer Wireless Devices 1.7%

Services - Prepackaged Software 4.5%

E-Commerce - Services 16.1%

Semiconductors & Related Devices 14.3%

Electronic Components 0.3%

Semiconductor Capital Equipment 9.9%

Electronic Computers 11.7%

Retail - Jewelry Stores 3.2%

------------
+ Percentages are based on net assets. Included in net assets are other assets and liabilities of 0.5%.


                                               MARKET
DESCRIPTION                    SHARES       VALUE (000)
-------------------------------------------------------

COMMON STOCK-- 98.1%

-------------------------------------------------------
BIOLOGICAL PRODUCTS
  (NO DIAGNOSTIC SUBSTANCES)-- 2.5%
-------------------------------------------------------

Invitrogen*                     32,000        $   2,908
                                              ---------
                                                  2,908
                                              ---------

-------------------------------------------------------
COMPUTER COMMUNICATIONS EQUIPMENT-- 9.8%
-------------------------------------------------------

Cisco Systems*                 171,000            5,653
Juniper Networks*              155,000            5,580
                                              ---------
                                                 11,233
                                              ---------

-------------------------------------------------------
COMPUTER PERIPHERAL EQUIPMENT-- 2.8%
-------------------------------------------------------

Lexmark International,
  Cl A*                         78,000            3,275
                                              ---------
                                                  3,275
                                              ---------

                                               MARKET
DESCRIPTION                    SHARES       VALUE (000)
-------------------------------------------------------

-------------------------------------------------------
CONSULTING SERVICES -- 3.8%
-------------------------------------------------------

Accenture, Cl A                110,200        $   4,303
                                              ---------
                                                  4,303
                                              ---------

-------------------------------------------------------
CONSUMER WIRELESS DEVICES -- 1.7%
-------------------------------------------------------

Motorola                       106,000            1,992
                                              ---------
                                                  1,992
                                              ---------

-------------------------------------------------------
E-COMMERCE - SERVICES -- 16.1%
-------------------------------------------------------

Amazon.com*                     60,000            5,349
eBay*                          167,000            6,029
Expedia*                       220,000            7,185
                                              ---------
                                                 18,563
                                              ---------

-------------------------------------------------------
ELECTRONIC COMPONENTS-- 0.3%
-------------------------------------------------------

Tyco Electronics                 8,700              310
                                              ---------
                                                    310
                                              ---------

________________________________________________________________________________
1-888-462-5386                         30

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
RED OAK TECHNOLOGY SELECT FUND (CONTINUED)
--------------------------------------------------------------------------------

                                               MARKET
DESCRIPTION                    SHARES       VALUE (000)
-------------------------------------------------------

-------------------------------------------------------
ELECTRONIC COMPUTERS-- 11.7%
-------------------------------------------------------

Apple*                          11,000        $   2,090
Dell*                          170,000            5,202
International Business
  Machines                      53,000            6,154
                                              ---------
                                                 13,446
                                              ---------

-------------------------------------------------------
RETAIL - JEWELRY STORES -- 3.2%
-------------------------------------------------------

Blue Nile*                      46,000            3,636
                                              ---------
                                                  3,636
                                              ---------

-------------------------------------------------------
SEMICONDUCTOR CAPITAL EQUIPMENT-- 9.9%
-------------------------------------------------------
Applied Materials              196,000            3,806
Kla-Tencor                      67,000            3,528
Novellus Systems*              142,000            4,034
                                              ---------
                                                 11,368
                                              ---------

-------------------------------------------------------
SEMICONDUCTORS & RELATED DEVICES-- 14.3%
-------------------------------------------------------

Broadcom, Cl A*                109,000            3,548
Intersil, Cl A                  22,000              668
Maxim Integrated
  Products                      23,000              623
National Semiconductor         116,000            2,916
Taiwan Semiconductor
  Manufacturing ADR            253,862            2,704
United Microelectronics
  ADR                          650,789            2,454
Xilinx                         144,000            3,514
                                              ---------
                                                 16,427
                                              ---------


                                               MARKET
DESCRIPTION                    SHARES       VALUE (000)
-------------------------------------------------------

-------------------------------------------------------
SERVICES - PREPACKAGED SOFTWARE -- 4.5%
-------------------------------------------------------

BMC Software*                   93,700        $   3,171
Microsoft                       29,000            1,067
Symantec*                       49,000              920
                                              ---------
                                                  5,158
                                              ---------

-------------------------------------------------------
SYSTEMS - COMPUTER INTEGRATED
  SYSTEM DESIGN -- 2.9%
-------------------------------------------------------

Electronic Data Systems        154,000            3,325
                                              ---------
                                                  3,325
                                              ---------

-------------------------------------------------------
TELEPHONE COMMUNICATIONS EXCEPT
  RADIOTELEPHONE -- 1.2%
-------------------------------------------------------

Sprint Nextel                   87,000            1,488
                                              ---------
                                                  1,488
                                              ---------

-------------------------------------------------------
TELEVISION BROADCASTING STATIONS -- 3.6%
-------------------------------------------------------

IAC/InterActive*               142,000            4,183
                                              ---------
                                                  4,183
                                              ---------

-------------------------------------------------------
WEB PORTALS/ISP -- 9.8%
-------------------------------------------------------

Google, Cl A*                    8,000            5,656
Yahoo!*                        180,100            5,601
                                              ---------
                                                 11,257
                                              ---------

TOTAL COMMON STOCK
  (Cost $83,127)(000)                           112,872
                                              ---------

________________________________________________________________________________
                                      31                        www.oakfunds.com

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
RED OAK TECHNOLOGY SELECT FUND (CONCLUDED)
--------------------------------------------------------------------------------

                                   FACE       MARKET
DESCRIPTION                    AMOUNT (000) VALUE (000)
-------------------------------------------------------

-------------------------------------------------------
REPURCHASE AGREEMENT-- 1.4%
-------------------------------------------------------

Morgan Stanley (A)
  4.500%, dated 10/31/07,
  to be repurchased on 11/01/07,
  repurchase price $1,585,698
  (collateralized by a U.S. Treasury
  Note, par value $1,517,935,
  1.875%, 07/15/15;
  total market value:
  $1,617,210)                  $ 1,585        $   1,585
                                              ---------

TOTAL REPURCHASE AGREEMENT
  (Cost $1,585)(000)                              1,585
                                              ---------

TOTAL INVESTMENTS-- 99.5%
  (Cost $84,712)(000)                         $ 114,457
                                              =========

PERCENTAGES ARE BASED ON NET ASSETS OF $115,004,954.

*      NON-INCOME PRODUCING SECURITY
(A)    TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DEPOSITARY RECEIPT
CL  -- CLASS
ISP -- INTERNET SERVICE PROVIDER
THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.


________________________________________________________________________________
1-888-462-5386                         32

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2007

--------------------------------------------------------------------------------
BLACK OAK EMERGING TECHNOLOGY FUND
--------------------------------------------------------------------------------

                         INDUSTRY WEIGHTING+ (UNAUDITED)

                               [GRAPHIC OMITTED]

Repurchase Agreement 0.3%

Well Equipment 0.9%

Amusement and Recreational Services  5.4%

Web Portals/ISP 2.7%

Biological Products (No Diagnostic Substances) 3.3%

Systems - Computer Integrated
  Systems Design 10.9%

Computer Storage Devices 1.3%

Consumer Wireless Devices 7.2%

Data Storage 3.6%

Services - Prepackaged Software 9.2%

E-Commerce - Services 2.5%

Electronic Computers 2.5%

Electronic Connectors 3.6%

Services - Computer
  Programming Services 12.5%

Fiber Optic Components 4.6%

Oil, Gas Field Services 2.9%

Services - Business Services 4.5%

Radiotelephone Communications 4.9%

Semiconductors & Related Devices 12.9%

Search, Detection, Navigation, Guidance,
  Aeronautical Systems 4.4%


------------
+ Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.1)%.


                                               MARKET
DESCRIPTION                    SHARES       VALUE (000)
-------------------------------------------------------

COMMON STOCK -- 99.8%

-------------------------------------------------------
AMUSEMENT AND RECREATIONAL SERVICES -- 5.4%
-------------------------------------------------------

Shuffle Master*                 14,400        $     648
WMS Industries*                 43,800            1,519
                                              ---------
                                                  2,167
                                              ---------

-------------------------------------------------------
BIOLOGICAL PRODUCTS
  (NO DIAGNOSTIC SUBSTANCES) -- 3.3%
-------------------------------------------------------

Invitrogen*                     14,600            1,327
                                              ---------
                                                  1,327
                                              ---------

-------------------------------------------------------
COMPUTER STORAGE DEVICES-- 1.3%
-------------------------------------------------------

Rackable Systems*               40,000              546
                                              ---------
                                                    546
                                              ---------


                                               MARKET
DESCRIPTION                    SHARES       VALUE (000)
-------------------------------------------------------

-------------------------------------------------------
CONSUMER WIRELESS DEVICES-- 7.2%
-------------------------------------------------------

Research In Motion*             17,400        $   2,166
Viasat*                         22,400              683
                                              ---------
                                                  2,849
                                              ---------

-------------------------------------------------------
DATA STORAGE-- 3.6%
-------------------------------------------------------

Network Appliance*              45,300            1,426
                                              ---------
                                                  1,426
                                              ---------

-------------------------------------------------------
E-COMMERCE - SERVICES-- 2.5%
-------------------------------------------------------

eBay*                           27,500              993
                                              ---------
                                                    993
                                              ---------

-------------------------------------------------------
ELECTRONIC COMPUTERS-- 2.5%
-------------------------------------------------------
Apple*                           5,300            1,007
                                              ---------
                                                  1,007
                                              ---------

________________________________________________________________________________
                                      33                        www.oakfunds.com

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
BLACK OAK EMERGING TECHNOLOGY FUND (CONTINUED)
--------------------------------------------------------------------------------

                                               MARKET
DESCRIPTION                    SHARES       VALUE (000)
-------------------------------------------------------

-------------------------------------------------------
ELECTRONIC CONNECTORS -- 3.6%
-------------------------------------------------------

Thomas & Betts*                 25,400        $   1,423
                                              ---------
                                                  1,423
                                              ---------

-------------------------------------------------------
FIBER OPTIC COMPONENTS -- 4.6%
-------------------------------------------------------

Corning                         76,000            1,845
                                              ---------
                                                  1,845
                                              ---------

-------------------------------------------------------
OIL, GAS FIELD SERVICES -- 2.9%
-------------------------------------------------------

Oceaneering
  International*                15,100            1,167
                                              ---------
                                                  1,167
                                              ---------

-------------------------------------------------------
RADIOTELEPHONE COMMUNICATIONS -- 4.9%
-------------------------------------------------------

Vimpel-Communications ADR*      58,600            1,938
                                              ---------
                                                  1,938
                                              ---------

-------------------------------------------------------
SEARCH, DETECTION, NAVIGATION, GUIDANCE,
  AERONAUTICAL SYSTEMS -- 4.4%
-------------------------------------------------------

Flir Systems*                   25,100            1,742
                                              ---------
                                                  1,742
                                              ---------

-------------------------------------------------------
SEMICONDUCTORS & RELATED DEVICES -- 12.9%
-------------------------------------------------------

Formfactor*                     35,900            1,404
Marvell Technology
  Group*                        21,700              391
MEMC Electronic
  Materials*                    24,600            1,801
Varian Semiconductor
  Equipment Associates*         33,550            1,544
                                              ---------
                                                  5,140
                                              ---------


                                               MARKET
DESCRIPTION                    SHARES       VALUE (000)
-------------------------------------------------------

-------------------------------------------------------
SERVICES - BUSINESS SERVICES-- 4.5%
-------------------------------------------------------

Ctrip.com International
  ADR*                          31,700        $   1,787
                                              ---------
                                                  1,787
                                              ---------

-------------------------------------------------------
SERVICES - COMPUTER PROGRAMMING
  SERVICES -- 12.5%
-------------------------------------------------------

Cognizant Technology
  Solutions, Cl A*              46,200            1,915
Infosys Technologies
  ADR                           21,000            1,070
Patni Computer Systems
  ADR                           27,100              572
Wipro ADR                       86,700            1,428
                                              ---------
                                                  4,985
                                              ---------

-------------------------------------------------------
SERVICES - PREPACKAGED SOFTWARE -- 9.2%
-------------------------------------------------------

Activision*                     40,100              948
Cerner*                         17,000            1,013
Citrix Systems*                 39,300            1,690
                                              ---------
                                                  3,651
                                              ---------

-------------------------------------------------------
SYSTEMS - COMPUTER INTEGRATED
  SYSTEMS DESIGN -- 10.9%
-------------------------------------------------------

F5 Networks*                    32,000            1,153
Itron*                          13,000            1,397
Salesforce.com*                 31,500            1,776
                                              ---------
                                                  4,326
                                              ---------

-------------------------------------------------------
WEB PORTALS/ISP -- 2.7%
-------------------------------------------------------

Netease.com ADR*                51,100            1,063
                                              ---------
                                                  1,063
                                              ---------

________________________________________________________________________________
1-888-462-5386                         34

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
BLACK OAK EMERGING TECHNOLOGY FUND (CONCLUDED)
--------------------------------------------------------------------------------

                               SHARE/FACE      MARKET
DESCRIPTION                    AMOUNT (000) VALUE (000)
-------------------------------------------------------

-------------------------------------------------------
WELL EQUIPMENT -- 0.9%
-------------------------------------------------------

CARBO Ceramics                   8,200        $     368
                                              ---------
                                                    368
                                              ---------

TOTAL COMMON STOCK
  (Cost $27,503)(000)                            39,750
                                              ---------

-------------------------------------------------------
REPURCHASE AGREEMENT-- 0.3%
-------------------------------------------------------

Morgan Stanley (A)
  4.500%, dated 10/31/07,
  to be repurchased on 11/01/07,
  repurchase price $115,496
  (collateralized by a U.S. Treasury
  Note, par value $110,561,
  1.875%, 07/15/15; total
  market value: $117,792)      $   115              115
                                              ---------

TOTAL REPURCHASE AGREEMENT
  (Cost $115)(000)                                  115
                                              ---------

TOTAL INVESTMENTS -- 100.1%
  (Cost $27,618)(000)                         $  39,865
                                              =========


PERCENTAGES ARE BASED ON NET ASSETS OF $39,810,269.

*    NON-INCOME PRODUCING SECURITY
(A)  TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DEPOSITARY RECEIPT
CL  -- CLASS
ISP -- INTERNET SERVICE PROVIDER
THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.






________________________________________________________________________________
                                      35                        www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC OMITTED] SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2007

--------------------------------------------------------------------------------
LIVE OAK HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

                         INDUSTRY WEIGHTING+ (UNAUDITED)

                               [GRAPHIC OMITTED]

Repurchase Agreement 2.8%

Wholesale - Drugs, Proprietaries &
  Druggists' Sundries 6.6%

Biological Products
  (No Diagnostic Substances) 29.8%

Surgical & Medical Instruments &
  Apparatus 9.3%

Services - Computer Processing 1.8%

Services - Commercial Physical &
  Biological Research 3.7%

Pharmaceutical Preparations 30.5%

Electromedical & Electrotherapeutic
  Apparatus 5.5%

Hospital & Medical Service Plans 4.8%

Laboratory Analytical Instruments 4.7%

Orthopedic, Prosthetic & Surgical
  Appliances & Supplies 0.7%


------------
+ Percentages are based on net assets. Included in net assets are other assets and liabilities of (0.2)%.

                                               MARKET
DESCRIPTION                    SHARES       VALUE (000)
-------------------------------------------------------

COMMON STOCK -- 97.4%++

-------------------------------------------------------
BIOLOGICAL PRODUCTS
  (NO DIAGNOSTIC SUBSTANCES)-- 29.8%
-------------------------------------------------------

Amgen*                          21,500        $   1,249
Biogen Idec*                     9,000              670
Cell Genesys*                  179,000              609
Genentech*                      10,500              778
Genzyme*                        17,000            1,292
Invitrogen*                     19,500            1,772
                                              ---------
                                                  6,370
                                              ---------

-------------------------------------------------------
ELECTROMEDICAL & ELECTROTHERAPEUTIC
  APPARATUS-- 5.5%
-------------------------------------------------------

Medtronic                       25,000            1,186
                                              ---------
                                                  1,186
                                              ---------


                                               MARKET
DESCRIPTION                    SHARES       VALUE (000)
-------------------------------------------------------

-------------------------------------------------------
HOSPITAL & MEDICAL SERVICE PLANS-- 4.8%
-------------------------------------------------------

UnitedHealth Group              21,000        $   1,032
                                              ---------
                                                  1,032
                                              ---------

-------------------------------------------------------
LABORATORY ANALYTICAL INSTRUMENTS-- 4.7%
-------------------------------------------------------

Waters*                         13,000            1,001
                                              ---------
                                                  1,001
                                              ---------

-------------------------------------------------------
ORTHOPEDIC, PROSTHETIC &
  SURGICAL APPLIANCES & SUPPLIES -- 0.7%
-------------------------------------------------------

Stryker                          2,000              142
                                              ---------
                                                    142
                                              ---------


________________________________________________________________________________
1-888-462-5386                         36

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
LIVE OAK HEALTH SCIENCES FUND (CONCLUDED)
--------------------------------------------------------------------------------

                                               MARKET
DESCRIPTION                    SHARES       VALUE (000)
-------------------------------------------------------

-------------------------------------------------------
PHARMACEUTICAL PREPARATIONS-- 30.5%
-------------------------------------------------------

AstraZeneca ADR                  8,000        $     393
Corcept Therapeutics*           81,679              297
Eli Lilly                       15,000              812
Johnson & Johnson               10,000              652
King Pharmaceuticals*           38,000              403
Medicis Pharmaceutical,
  Cl A                          11,700              347
Mylan                           29,000              436
Pfizer                          35,000              861
Teva Pharmaceutical
  Industries ADR                35,000            1,540
Watson
  Pharmaceuticals*              25,400              776
                                              ---------
                                                  6,517
                                              ---------

-------------------------------------------------------
SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL
  RESEARCH -- 3.7%
-------------------------------------------------------

Affymetrix*                     31,000              789
                                              ---------
                                                    789
                                              ---------

-------------------------------------------------------
SERVICES - COMPUTER PROCESSING -- 1.8%
-------------------------------------------------------

IMS Health                      15,000              378
                                              ---------
                                                    378
                                              ---------

-------------------------------------------------------
SURGICAL & MEDICAL INSTRUMENTS &
  APPARATUS -- 9.3%
-------------------------------------------------------

Covidien                        21,700              903
Techne*                         16,500            1,076
                                              ---------
                                                  1,979
                                              ---------


                               SHARES/FACE     MARKET
DESCRIPTION                    AMOUNT (000) VALUE (000)
-------------------------------------------------------

-------------------------------------------------------
WHOLESALE - DRUGS, PROPRIETARIES
  & DRUGGISTS' SUNDRIES -- 6.6%
-------------------------------------------------------
AmerisourceBergen               20,900        $     985
PharMerica*                     26,442              422
                                              ---------
                                                  1,407
                                              ---------

TOTAL COMMON STOCK
  (Cost $15,868)(000)                            20,801
                                              ---------


-------------------------------------------------------
REPURCHASE AGREEMENT-- 2.8%
-------------------------------------------------------

Morgan Stanley (A)
  4.500%, dated 10/31/07,
  to be repurchased on 11/01/07,
  repurchase price $591,931
  (collateralized by a
  U.S. Treasury Note, par value
  $566,636, 1.875%, 07/15/15;
  total market value:
  $603,694)                    $   592              592
                                              ---------

TOTAL REPURCHASE AGREEMENT
  (Cost $592)(000)                                  592
                                              ---------

TOTAL INVESTMENTS -- 100.2%
  (Cost $16,460)(000)                         $  21,393
                                              =========

PERCENTAGES ARE BASED ON NET ASSETS OF $21,354,330.

*      NON-INCOME PRODUCING SECURITY
(A)    TRI-PARTY REPURCHASE AGREEMENT
ADR -- AMERICAN DEPOSITARY RECEIPT
CL  -- CLASS
++ MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.
THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THE FINANCIAL STATEMENTS.

________________________________________________________________________________
                                      37                        www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC OMITTED] STATEMENTS OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------

AS OF OCTOBER 31, 2007

                                                      --------------------------
                                                        WHITE OAK     ROCK OAK
                                                      SELECT GROWTH  CORE GROWTH
                                                          FUND          FUND
--------------------------------------------------------------------------------
 Investments at cost ................................  $   337,789     $ 5,707
 Repurchase agreements at cost ......................           92          87
================================================================================
ASSETS:
  Investments at value ..............................  $   439,321     $ 8,115
  Repurchase agreements at value ....................           92          87
  Receivable for investment securities sold .........        5,802         551
  Receivable for capital shares sold ................          220           1
  Dividends and interest receivable .................           76           2
  Prepaid expenses ..................................           32           1
--------------------------------------------------------------------------------
  Total Assets ......................................      445,543       8,757
--------------------------------------------------------------------------------
LIABILITIES:
  Payable for investment securtities purchased ......        4,257         348
  Payable for fund shares redeemed ..................          578          --
  Investment advisory fees payable ..................          236           4
  Administration fees payable .......................           34           1
  Trustees' fees payable ............................           29           1
  Other accrued expenses ............................          431          14
--------------------------------------------------------------------------------
  Total Liabilites ..................................        5,565         368
--------------------------------------------------------------------------------
  Total Net Assets ..................................  $   439,978     $ 8,389
================================================================================
NET ASSETS:
  Paid-in capital
    (unlimited authorization-- no par value) ........  $ 2,907,475     $ 5,631
  Accumulated net realized gain (loss)
    on investments ..................................   (2,569,029)        350
  Net unrealized appreciation
    on investments ..................................      101,532       2,408
--------------------------------------------------------------------------------
  Total Net Assets ..................................  $   439,978     $ 8,389
================================================================================
Portfolio Shares:
  Net Assets ........................................  $   439,978     $ 8,389
  Total shares outstanding at end of year ...........       11,143         624
  Net asset value, offering and redemption price
    per share (net assets / shares outstanding) .....  $     39.49     $ 13.45
================================================================================


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. THE ACCOMPANYING NOTES ARE AN INTGRAL PART OF THE FINANCIAL STATEMENTS.

________________________________________________________________________________
1-888-462-5386                         38

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                                  BLACK OAK
        PIN OAK     RIVER OAK      RED OAK         EMERGING         LIVE OAK
      AGGRESSIVE    DISCOVERY     TECHNOLOGY      TECHNOLOGY    HEALTH SCIENCES
      STOCK FUND      FUND        SELECT FUND       FUND             FUND
  ------------------------------------------------------------------------------
      $  58,182      $  5,505     $    83,127      $  27,503        $  15,868
          1,246           523           1,585            115              592
  ==============================================================================

      $  89,616      $  7,476       $ 112,872      $  39,750        $  20,801
          1,246           523           1,585            115              592
            905           322             652             --               --
             63             1              80             40                1
              7             1              41             10                6
              6            --               8              3                2
  ------------------------------------------------------------------------------
         91,843         8,323         115,238         39,918           21,402
  ------------------------------------------------------------------------------

             --           480              --             --               --
            780            --              16             27                4
             54             5              73             18               13
              7             1               9              3                2
              6            --               8              2                1
             95            14             127             58               28
  ------------------------------------------------------------------------------
            942           500             233            108               48
  ------------------------------------------------------------------------------
      $  90,901      $  7,823     $   115,005      $  39,810        $  21,354
  ==============================================================================


      $ 890,764      $  5,641     $ 1,741,220      $ 306,839        $  16,918

       (831,297)          211      (1,655,960)      (279,276)            (497)

         31,434         1,971          29,745         12,247            4,933
  ------------------------------------------------------------------------------

      $  90,901      $  7,823     $   115,005      $  39,810        $  21,354
  ==============================================================================

      $  90,901      $  7,823     $   115,005      $  39,810        $  21,354
          3,311           529          13,137         13,539            1,720

      $   27.46      $  14.80     $      8.75      $    2.94        $   12.41
  ==============================================================================


________________________________________________________________________________
                                      39                        www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC OMITTED] STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------

FOR THE YEAR ENDED OCTOBER 31, 2007

                                                   -----------------------------
                                                     WHITE OAK       ROCK OAK
                                                   SELECT GROWTH   CORE GROWTH
                                                       FUND           FUND
--------------------------------------------------------------------------------
Investment Income:
  Dividends ......................................  $  4,053         $    48
  Interest .......................................       105               8
  Less: Foreign withholding tax ..................       (22)             --
--------------------------------------------------------------------------------
  Total Investment Income ........................     4,136              56
--------------------------------------------------------------------------------
Expenses:
  Investment advisory fees .......................     3,367              62
  Administration fees ............................       417               8
  Trustees' fees .................................        98               2
  Transfer agent fees ............................     1,368              24
  Printing fees ..................................       182               3
  Professional fees ..............................       148              19
  Registration fees ..............................        72               1
  Custodian fees .................................        34               1
  Insurance and other fees .......................       117               2
--------------------------------------------------------------------------------
  Total Expenses .................................     5,803             122
--------------------------------------------------------------------------------
  Less: Investment advisory
    fees waived ..................................      (115)            (18)
--------------------------------------------------------------------------------
  Net Expenses ...................................     5,688             104
--------------------------------------------------------------------------------
  Net Investment Loss ............................    (1,552)            (48)
--------------------------------------------------------------------------------
  Net realized gain on securities sold ...........    73,135             664
  Net change in unrealized appreciation
    (depreciation) of investment securities ......    23,700           1,255
--------------------------------------------------------------------------------
  Net Realized and Unrealized
    Gain on Investments ..........................    96,835           1,919
--------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting
    From Operations ..............................  $ 95,283         $ 1,871
================================================================================




AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. THE ACCOMPANYING NOTES ARE AN INTGRAL PART OF THE FINANCIAL STATEMENTS.

________________________________________________________________________________
1-888-462-5386                         40

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
     PIN OAK                         RED OAK         BLACK OAD       LIVE OAK
   AGGRESSIVE        RIVER OAK      TECHNOLOGY        EMERGING        HEALTH
   STOCK FUND     DISCOVERY FUND   SELECT FUND    TECHNOLOGY FUND  SCIENCES FUND
--------------------------------------------------------------------------------
   $    545          $     11       $   1,090       $     61         $   253
         87                17              73             54              18
         --                --             (90)            (3)             (2)
--------------------------------------------------------------------------------
        632                28           1,073            112             269
--------------------------------------------------------------------------------

        621                59             840            271             161
         77                 6             104             33              20
         19                 2              25              8               5
        301                22             464            218              70
         37                 3              51             16               9
         41                18              50             27              23
         13                 1              16              5               3
          6                --               8              3               2
         21                 1              27             10               5
--------------------------------------------------------------------------------
      1,136               112           1,585            591             298
--------------------------------------------------------------------------------

        (86)              (24)            (53)           (97)             (4)
--------------------------------------------------------------------------------
      1,050                88           1,532            494             294
--------------------------------------------------------------------------------
       (418)              (60)           (459)          (382)            (25)
--------------------------------------------------------------------------------
     11,766               341           9,990          4,281           2,524

     10,407             1,388          17,531          6,576            (347)
--------------------------------------------------------------------------------

     22,173             1,729          27,521         10,857           2,177
--------------------------------------------------------------------------------
   $ 21,755          $  1,669       $  27,062       $ 10,475         $ 2,152
================================================================================

________________________________________________________________________________
                                      41                        www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------

FOR THE YEARS ENDED OCTOBER 31,

-------------------------------------------------------------------------------------------
                                                        WHITE OAK              ROCK OAK
                                                      SELECT GROWTH          CORE GROWTH
                                                          FUND                  FUND
-------------------------------------------------------------------------------------------
                                                     2007       2006       2007      2006
-------------------------------------------------------------------------------------------
Investment Activities:
  Net investment loss...........................  $ (1,552)  $ (2,863)  $    (48)  $   (58)
  Net realized gain (loss)
    on securities sold .........................     73,135    92,680        664       (37)
  Net unrealized appreciation (depreciation)
    of investment securities ...................    23,700    (72,659)     1,255       617
-------------------------------------------------------------------------------------------
  Net Increase in Net Assets
    Resulting from Operations                       95,283     17,158      1,871       522
-------------------------------------------------------------------------------------------
Dividends to Shareholders:
  Net investment income                                 --       (498)        --        --
-------------------------------------------------------------------------------------------
         Total Dividends .......................        --       (498)        --        --
-------------------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
  Shares issued ................................    21,469     46,649        454     2,543
  Shares issued in lieu of cash
    distributions ..............................        --        470         --        --
  Shares redeemed ..............................  (215,290)  (403,972)    (3,624)   (3,937)
-------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from
       Capital Share Transactions ..............  (193,821)  (356,853)    (3,170)   (1,394)
-------------------------------------------------------------------------------------------
         Total Increase (Decrease)
           in Net Assets .......................   (98,538)  (340,193)    (1,299)     (872)
-------------------------------------------------------------------------------------------
Net Assets:
  Beginning of Year ............................   538,516    878,709      9,688    10,560
-------------------------------------------------------------------------------------------
  End of Year ..................................  $439,978   $ 538,516  $  8,389   $ 9,688
===========================================================================================
Undistributed Net Investment Income ............  $     --   $     --   $     --   $    --
===========================================================================================
Shares Issued and Redeemed:
  Issued .......................................       616      1,467         40       240
  Issued in lieu of cash distributions .........        --         14         --        --
  Redeemed .....................................    (6,347)   (12,632)      (323)     (379)
-------------------------------------------------------------------------------------------
     Net Increase (Decrease)
       in Share Transactions ...................    (5,731)   (11,151)      (283)     (139)
===========================================================================================



AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

________________________________________________________________________________
1-888-462-5386                         42

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
         PIN OAK              RIVER OAK            RED OAK                BLACK OAK
    AGGRESSIVE STOCK          DISCOVERY        TECHNOLOGY SELECT      EMERGING TECHNOLOGY
          FUND                  FUND                 FUND                   FUND
----------------------------------------------------------------------------------------
    2007        2006       2007      2006       2007       2006        2007      2006
----------------------------------------------------------------------------------------
  $  (418)    $  (872)   $   (60)  $   (38)   $  (459)  $ (1,215)    $  (382)   $  (514)
   11,766      18,792        341       (52)     9,990     35,179       4,281      9,818

   10,407     (17,820)     1,388       557     17,531    (26,159)      6,576     (5,391)
----------------------------------------------------------------------------------------

   21,755         100      1,669       467     27,062      7,805      10,475      3,913
----------------------------------------------------------------------------------------


       --          --         --        --         --         --          --        --
----------------------------------------------------------------------------------------
       --          --         --        --         --         --          --        --
----------------------------------------------------------------------------------------

   17,313       9,862      2,016     3,713     10,604      4,019       2,824      4,586
       --          --         --        --         --         --          --         --
  (40,716)    (56,792)    (1,805)   (1,300)   (39,110)   (56,256)    (13,106)   (17,783)
----------------------------------------------------------------------------------------

  (23,403)    (46,930)       211     2,413    (28,506)   (52,237)    (10,282)   (13,197)
----------------------------------------------------------------------------------------

   (1,648)    (46,830)     1,880     2,880     (1,444)   (44,432)        193     (9,284)
----------------------------------------------------------------------------------------

   92,549     139,379      5,943     3,063    116,449    160,881      39,617     48,901
----------------------------------------------------------------------------------------
  $90,901    $ 92,549    $ 7,823   $ 5,943   $115,005   $116,449     $39,810    $39,617
========================================================================================
  $    --    $     --    $    --   $    --   $     --   $     --     $    --    $    --
========================================================================================
      674         449        159       324      1,341        597       1,139      2,067
       --          --         --        --         --         --          --         --
   (1,732)     (2,677)      (144)     (113)    (5,091)    (8,274)     (5,504)    (8,044)
----------------------------------------------------------------------------------------

   (1,058)     (2,228)        15       211     (3,750)    (7,677)     (4,365)    (5,977)
========================================================================================

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[GRAPHIC OMITTED]STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------

FOR THE YEARS ENDED OCTOBER 31,

                                                         -----------------------
                                                              LIVE OAK
                                                           HEALTH SCIENCES
                                                                FUND
                                                         -----------------------
                                                               2007       2006
--------------------------------------------------------------------------------
Investment Activities:
  Net investment loss .....................................  $   (25)   $  (229)
  Net realized gain (loss) on securities sold .............    2,524       (368)
  Net unrealized depreciation of investment securities ....     (347)    (1,557)
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations .......................................    2,152     (2,154)
--------------------------------------------------------------------------------
Capital Share Transactions (in dollars):
  Shares issued ...........................................    3,916     24,285
  Shares issued in lieu of cash distributions .............       --         --
  Shares redeemed .........................................   (9,977)   (33,172)
--------------------------------------------------------------------------------
      Decrease in Net Assets from Capital
        Share Transactions ................................   (6,061)    (8,887)
--------------------------------------------------------------------------------
            Total Decrease in Net Assets ..................   (3,909)   (11,041)
--------------------------------------------------------------------------------
Net Assets:
  Beginning of Year .......................................   25,263     36,304
--------------------------------------------------------------------------------
  End of Year .............................................  $21,354    $25,263
================================================================================
Undistributed Net Investment Income .......................  $    --    $    --
================================================================================

Shares Issued and Redeemed:
  Issued ..................................................      333      2,029
  Issued in lieu of cash distributions ....................       --         --
  Redeemed ................................................     (872)    (2,884)
--------------------------------------------------------------------------------
      Net Decrease in Share Transactions ..................     (539)      (855)
================================================================================


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------

OCTOBER 31, 2007

1. ORGANIZATION:
----------------------------------------

The Oak Associates Funds (the "Trust") is organized as a Massachusetts business trust under an Agreement and Declaration of Trust dated November 6, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven funds: White Oak Select Growth Fund, Rock Oak Core Growth Fund, Pin Oak Aggressive Stock Fund and River Oak Discovery Fund (diversified funds); Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (nondiversified funds) (collectively referred to as "Funds" and individually referred to as a "Fund"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:
----------------------------------------

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations and expenses during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

SECURITY VALUATION--Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

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OCTOBER 31, 2007




Securities for which market prices are not "readily available" (of which there were none as of October 31, 2007) are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

EXPENSES--Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

REPURCHASE AGREEMENTS--The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------






counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:
----------------------------------------------

Certain officers of the Trust are also officers of Oak Associates, ltd., SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, TRANSFER AGENT
   AND DISTRIBUTION AGREEMENTS:
----------------------------------------------

The Trust and the Administrator are parties to an Administration Agreement dated February 27, 1998, last amended May 2, 2007, under which the Administrator provides management and administration services for an annual fee of 0.04% of the average daily net assets of each of the Funds up to $2.5 billion, 0.03% on the next $2.5 billion, 0.02% on the next $5 billion, and 0.015% of such assets in excess of $10 billion. There is a minimum annual administration fee of $665,000 for the Trust.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under an Agency Agreement with the Trust dated February 27, 1998. During the year ended October 31, 2007, the following Funds reimbursed Oak Associates, ltd. (the "Adviser") for amounts paid to third parties that provide sub-transfer agency and other administration services relating to the Funds:

                                                         AMOUNT (000)
                                                         ------------
White Oak Select Growth Fund ........................        $661
Rock Oak Core Growth Fund ...........................           3
Pin Oak Aggressive Stock Fund .......................          87
River Oak Discovery Fund ............................           1
Red Oak Technology Select Fund ......................         112
Black Oak Energing Technology Fund ..................          34
Live Oak Health Sciences Fund .......................          15

The Trust and the Distributor are parties to an Amended and Restated Distribution Agreement dated February 27, 1998. The Distributor receives no fees for its distribution services under this agreement.


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[GRAPHIC OMITTED] NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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OCTOBER 31, 2007

5. INVESTMENT ADVISORY AND
   CUSTODIAN AGREEMENTS:
-----------------------------------------

The Trust and the Adviser are parties to an Investment Advisory Agreement dated February 27, 1998, as last amended May 4, 2005, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund, except for the River Oak Discovery Fund for which the Adviser receives 0.90% of the average daily net assets of the Fund. Effective March 1, 2006, the Adviser has agreed to contractually waive all or a portion of its fees (and to reimburse the Funds' expenses if necesssary) in order to limit operating expenses to not more than 1.25% of the average daily net assets of the White Oak Select Growth, Rock Oak Core Growth and Pin Oak Aggressive Stock Funds, and 1.35% of the average daily net assets of the River Oak Discovery, Red Oak Technology Select, Black Oak Emerging Technology and Live Oak Health Sciences Funds for a period of one year. Effective March 1, 2007 the Adviser has contractually agreed to continue this arrangement for a period of one year.

U.S. Bank N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. INVESTMENT TRANSACTIONS:
-----------------------------------------

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2007, were as follows
(000):

                                                     PURCHASES          SALES
                                                     ---------        --------
White Oak Select Growth Fund .....................    $130,775        $325,087
Rock Oak Core Growth Fund ........................       7,016          10,206
Pin Oak Aggressive Stock Fund ....................      15,064          38,813
River Oak Discovery Fund .........................       9,366           9,220
Red Oak Technology Select Fund ...................      12,481          42,319
Black Oak Emerging Technology Fund ...............      26,971          36,231
Live Oak Health Sciences Fund ....................       6,078          12,265

7. FEDERAL INCOME TAXES:
-----------------------------------------

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

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The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to the reclass of distributions as well as net operating losses. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing of dividends and distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

Accordingly, the following permanent differences have been reclassified to/from the following accounts (000):

                                          ACCUMULATED   ACCUMULATED
                                        NET INVESTMENT  NET REALIZED   PAID-IN-
                                             LOSS           GAIN        CAPITAL
                                        --------------  ------------   ---------
White Oak SelectGrowth Fund ...........     $1,552        $   --        $(1,552)
Rock Oak Core Growth Fund .............         48            --            (48)
Pin Oak Aggressive Stock Fund .........        418            --           (418)
River Oak Discovery Fund ..............         60           (60)            --
Red Oak Technology Select Fund ........        459            --           (459)
Black Oak Emerging Technology Fund ....        382            --           (382)
Live Oak Health Sciences Fund .........         25            --            (25)

These reclassifications have no impact on net assets or net asset values per share.

There were no dividends or distributions declared during the year ended October 31, 2007.

The tax character of dividends and distributions declared during the year ended October 31, 2006, were as follows (000):

                                                          ORDINARY
                                                           INCOME
                                                          --------
White Oak Select Growth Fund, 2006 ....................     $498

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[GRAPHIC OMITTED] NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

OCTOBER 31, 2007

As of October 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

                                                                                                                  TOTAL
                                                                                                              DISTRIBUTABLE
                                             UNDISTRIBUTED     UNDISTRIBUTED     CAPITAL          NET            EARNINGS
                                               ORDINARY          LONG-TERM        LOSS         UNREALIZED      (ACCUMULATED
                                                INCOME          CAPITAL GAIN   CARRYFORWARD   APPRECIATION        LOSSES)
                                               ---------        -----------    ------------   ------------      -----------
White Oak Select Growth Fund ...............   $      --         $      --     $ (2,569,029)      $101,532      $(2,467,497)
Rock Oak Core Growth Fund ..................          --               357               --          2,401            2,758
Pin Oak Aggressive Stock Fund ..............          --                --         (831,297)        31,434         (799,863)
River Oak Discovery Fund ...................          44               167               --          1,971            2,182
Red Oak Technology Select Fund .............          --                --       (1,655,927)        29,712       (1,626,215)
Black Oak Emerging Technology Fund .........          --                --         (279,276)        12,247         (267,029)
Live Oak Health Sciences Fund ..............          --                --             (497)         4,933            4,436

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At October 31, 2007, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates
(000):

                                                                                     EXPIRING OCTOBER 31,
                                                        --------------------------------------------------------------------------
                                                          2009       2010        2011      2012      2013      2014       TOTAL
                                                        ---------  --------   ---------  --------  --------  --------  -----------
White Oak Select Growth Fund ........................   $ 583,253  $712,973   $ 206,602  $744,257  $321,944  $     --  $2,569,029
Pin Oak Aggressive Stock Fund .......................     106,974   436,197     180,087    90,283    17,756        --     831,297
Red Oak Technology Select Fund ......................     601,752   726,266     293,676    34,233        --        --   1,655,927
Black Oak Emerging Technology Fund ..................      51,346   212,845      15,085        --        --        --     279,276
Live Oak Health Sciences Fund .......................          --        58          --        71        --       368         497


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During the year ended October 31, 2007, the following Funds utilized capital loss carryforwards to offset capital gains (000):

                                                            AMOUNT
                                                            ------
White Oak Select Growth Fund ............................   $73,135
Rock Oak Core Growth Fund ...............................       300
Pin Oak Aggressive Stock Fund ...........................    11,766
River Oak Discovery Fund ................................        58
Red Oak Technology Select Fund ..........................     9,713
Black Oak Emerging Technology Fund ......................     4,260
Live Oak Health Sciences Fund ...........................     2,524

For the year ended October 31, 2007, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows (000):

                                    FEDERAL    AGGREGATE    AGGREGATE
                                     TAX         GROSS        GROSS
                                     COST    APPRECIATION  DEPRECIATION   NET
                                    -------  ------------  ------------   ---
White Oak Select
  Growth Fund .................... $337,881   $ 118,481     $(16,949)   $101,532
Rock Oak Core
  Growth Fund ....................    5,801       2,401           --       2,401
Pin Oak Aggressive
  Stock Fund .....................   59,428      33,783       (2,349)     31,434
River Oak Discovery
  Fund ...........................    6,028       1,991          (20)      1,971
Red Oak
  Technology
  Select Fund ....................   84,745      33,889       (4,177)     29,712
Black Oak
  Emerging
  Technology
  Fund ...........................   27,618      13,653       (1,406)     12,247
Live Oak Health
  Sciences Fund ..................   16,460       5,892         (959)      4,933


8. CONCENTRATION OF CREDIT RISK
--------------------------------------------

The Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund invest a substantial portion of their assets in securities in the technology industry. The Live Oak Health Sciences Fund invests a substantial portion of its assets in securities in the health care, medicine and life sciences industries. Therefore, each of these Funds may be more affected by economic developments in those industries than a general equity fund would be.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Fund's and, therefore, cannot be established; however based on experience, the risk of loss from such claims is considered remote.

9. ACCOUNTING PRONOUNCEMENTS
--------------------------------------------

On July 13, 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements


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[GRAPHIC OMITTED] NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

OCTOBER 31, 2007

as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likelythan-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-thannot to be sustained as of the adoption date. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. SEC guidance allows implementing FIN 48 as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result of adoption, the Funds will adopt FIN 48 in its semi-annual report of April 30, 2008. As of October 31, 2007, the Funds do not anticipate a material impact to the financial statements. However, management's conclusions regarding FIN 48 could change in the future to the extent there are changes in tax laws and/or additional guidance from the IRS regarding interpretations of the existing laws.

In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) No. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007 the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.


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[GRAPHIC OMITTED] REPORT OF INDEPENDENT REGISTERED
                  PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders
Oak Associates Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Oak Associates Funds, comprising the White Oak Select Growth, Rock Oak Core Growth, Pin Oak Aggressive Stock, River Oak Discovery, Red Oak Technology Select, Black Oak Emerging Technology and Live Oak Health Sciences Funds (collectively, the "Trust"), as of October 31, 2007, and the related statements of operations for the year then ended, the changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods since inception in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers. As to securities purchased or sold, but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Oak Associates Funds as of October 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods since inception in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                                      /s/ KPMG LLP
                                                      --------------------------

Philadelphia, Pennsylvania
December 20, 2007


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--------------------------------------------------------------------------------
[GRAPHIC OMITTED] TRUSTEES OF THE TRUST (UNAUDITED)
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                    PORTFOLIOS IN                                    OTHER
                                                    FUND COMPLEX           PRINCIPAL             DIRECTORSHIPS
                       POSITION      LENGTH OF        OVERSEEN           OCCUPATION(S)               HELD
                         HELD       TIME SERVED       BY BOARD              DURING                 BY BOARD
NAME & AGE(1)         WITH TRUST     (YRS.)(2)        MEMBER(3)         PAST FIVE YEARS            MEMBER(4)
----------------------------------------------------------------------------------------------------------------------------------
J. John Canon          Trustee          7                7           President and Chairman of     Trustee of the Proconex.
(72)                                                                 Board, Synergistic
                                                                     Partners, Inc., 1975-1999.
----------------------------------------------------------------------------------------------------------------------------------
Stanford N.            Trustee          6                7           Chairman, Clear Springs Land   Chairman of S.N. Phelps
Phelps(5)                                                            Company, LLC since 1999;       Realty LLC, S.N. Phelps &
(73)                                                                 Chairman, S.N.                 Co., Clear Springs Land
                                                                     Phelps Realty LLC since        Company LLC, Investors Life
                                                                     1994; Chairman, S.N.           Insurance Corp, Wyatt
                                                                     Phelps & Co. since 1986.       Energy, Inc., Commonwealth Oil
                                                                     Chairman, Investors Life       Refining Company, Realmark
                                                                     Insurance Corp. since          Holdings.
                                                                     1994; Chairman, Wyatt
                                                                     Energy, Inc. since 1994;
                                                                     Chairman, Commonwealth Oil
                                                                     Refining Company since 1984;
                                                                     Chairman Realmark Holdings
                                                                     since 1983
-----------------------------------------------------------------------------------------------------------------------------------
Thomas E.              Trustee          6               7            Physician, Cleveland            None
Gretter, MD                                                          Clinic (Health Care) since
(72)                                                                 1966.
-----------------------------------------------------------------------------------------------------------------------------------
James D                Trustee,         7               7            Managing Member, President,     None
Oelschlager(6)         Chairman                                      CIO and Founder of Oak
(65)                                                                 Associates, ltd. since 1985.
-----------------------------------------------------------------------------------------------------------------------------------

------------
1. Each Trustee may be contacted in writing to the Trustee c/o Oak Associates Funds, 3875 Embassy Parkway, Suite 250, Akron, OH 44333. Each Officer may be contacted in writing to the Officer c/o SEI Investments, One Freedom Valley Drive, Oaks, PA 19456.

2. Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his successor, or until he sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3. The "Oak Associates Funds Complex" consists of all registered investment companies for which Oak Associates, ltd. serves as investment adviser. As of October 31, 2007, the Oak Associates Funds Complex consisted of 7 Funds.

4. Directorships of companies are required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

5.   Mr. Phelps tendered his resignation from the Board on November 15, 2006.

6. Messrs. Oelschlager and Stimpson are considered "interested" persons of the Trust as that term is defined in the Investment Company Act of 1940. Mr. Oelschlager is interested by virtue of his controlling ownership interest in the Adviser. Mr. Stimpson is considered interested because of his family relationship with an employee of the Adviser.

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[GRAPHIC OMITTED] TRUSTEES OF THE TRUST  (UNAUDITED)
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                    PORTFOLIOS IN                                    OTHER
                                                    FUND COMPLEX           PRINCIPAL             DIRECTORSHIPS
                       POSITION      LENGTH OF        OVERSEEN           OCCUPATION(S)               HELD
                         HELD       TIME SERVED       BY BOARD              DURING                 BY BOARD
NAME & AGE(1)         WITH TRUST     (YRS.)(2)        MEMBER(3)         PAST FIVE YEARS            MEMBER(4)
----------------------------------------------------------------------------------------------------------------------------------
John G.                Trustee          7                7            Director of                  Board of Directors,
Stimpson(6)                                                           International Equity         Morgan Stanley
(65)                                                                  Sales and Equity             Trust Company
                                                                      Sales Manager,               from 1988-1993.
                                                                      Salomon Brothers (New
                                                                      York) from 1985-1993.
----------------------------------------------------------------------------------------------------------------------------------
Pauline F.             Trustee          (Since           7            Financial Planning           Trustee of Opera
Ramig (67)                              2007)                         Practitioner, Ramig          Cleveland.
                                                                      Financial Planning
                                                                      since 1991.
----------------------------------------------------------------------------------------------------------------------------------
Robert P.              Trustee          (Since           7            CPA for Stephans, Kun        None
Stephans                                2007)                         & Co., Certified
(64)                                                                  Public Accountants
                                                                      since 1980.
----------------------------------------------------------------------------------------------------------------------------------
Michael R.             Trustee          (Since           7            Attorney at Law;             None
Shade (59)                              2007)                         Partner, Shade &
                                                                      Shade since December,
                                                                      1979.
----------------------------------------------------------------------------------------------------------------------------------








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[GRAPHIC OMITTED] OFFICERS OF THE TRUST (UNAUDITED)
--------------------------------------------------------------------------------

                                                      NUMBER OF            PRINCIPAL
                       POSITION      LENGTH OF      PORTFOLIOS IN         OCCUPATION(S)              OTHER
                         HELD       TIME SERVED     FUND COMPLEX            DURING               DIRECTORSHIPS
NAME & AGE(1)         WITH TRUST      (YRS.)          OVERSEEN          PAST FIVE YEARS               HELD
----------------------------------------------------------------------------------------------------------------------------------
William E.             President        7                N/A         Mutual Fund Product           N/A
White(3)                                                             Manager of Oak Associates,
(42)                                                                 ltd. since 1997.
----------------------------------------------------------------------------------------------------------------------------------
Sandra                Vice President    7                N/A         Director of Client            N/A
Noll(2)               and Assistant                                  Services at Oak
(43)                  Secretary                                      Associates, ltd. since
                                                                     1998 and Compliance
                                                                     Officer of Oak Associates,
                                                                     ltd., since 1994.
----------------------------------------------------------------------------------------------------------------------------------
Leslie                Vice President    7                N/A         Mutual Fund Coordinator       N/A
Manna(2)              and Assistant                                  of Oak Associates, ltd.
(45)                  Secretary                                      since 1995.
----------------------------------------------------------------------------------------------------------------------------------
Eric                  Treasurer and     3                N/A         Director, SEI Fund            N/A
Kleinschmidt          Chief Financial                                Accounting since 2004;
(39)                  Officer                                        Manager, SEI Fund
                                                                     Accounting since 1999.
----------------------------------------------------------------------------------------------------------------------------------
Timothy D.            Vice President    7                N/A         Employed by SEI               N/A
Barto                 and Assistant                                  Investments Global Funds
(39)                  Secretary                                      Services and SEI Investments
                                                                     Distribution Co. since
                                                                     1999; General Counsel,
                                                                     Vice President and
                                                                     Secretary of the
                                                                     Administrator since 2001
                                                                     and Assistant
                                                                     Secretary of the
                                                                     Distributor since
                                                                     December 1999.
                                                                     Associate, Dechert (law
                                                                     firm) from 1997-1999;
                                                                     Associate, Richter,
                                                                     Miller & Finn (law firm)
                                                                     from 1994-1997.
----------------------------------------------------------------------------------------------------------------------------------

------------
1. Each Officer may be contacted in writing to the Officer c/o SEI Investments, One Freedom Valley Drive, Oaks, PA 19456.

2. Mmes. Noll and Manna are considered to be "affiliates" of the Adviser by virtue of their employment by the Adviser.

3.   Mr. White resigned as President effective November 12, 2007.

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1-888-462-5386                         56

[GRAPHIC OMITTED] OFFICERS OF THE TRUST (UNAUDITED)


                                                      NUMBER OF            PRINCIPAL
                       POSITION      LENGTH OF      PORTFOLIOS IN         OCCUPATION(S)              OTHER
                         HELD       TIME SERVED     FUND COMPLEX            DURING               DIRECTORSHIPS
NAME & AGE(1)         WITH TRUST      (YRS.)          OVERSEEN          PAST FIVE YEARS               HELD
----------------------------------------------------------------------------------------------------------------------------------
James                  Vice President   3                N/A         Employed by SEI Investments     N/A
Ndiaye                 and Assistant                                 since 2004. Vice President,
(39)                   Secretary                                     Deutsche Asset Management
                                                                     (2003-2004); Associate,
                                                                     Morgan, Lewis & Bockius LLP
                                                                     (2002-2003); Assistant Vice
                                                                     President, ING Variable
                                                                     Annuities Group (1999-2000).
----------------------------------------------------------------------------------------------------------------------------------
Michael T.            Vice President    3                N/A         Employed by SEI Investments     N/A
Pang                  and Assistant                                  since January 2005. Counsel,
(35)                  Secretary                                      Caledonian Bank and Trust's
                                                                     Mutual Funds Group in 2004;
                                                                     Counsel, Permal Asset
                                                                     Management (2001-2004);
                                                                     Associate, Schulte, Roth
                                                                     and Zabel's Investment
                                                                     Management Group (2000-2001).
----------------------------------------------------------------------------------------------------------------------------------
Sofia A.              Vice President    3                 N/A        Vice President and Assistant    N/A
Rosala                and Secretary                                  Secretary of SEI Investments
(33)                                                                 Management Corporation and
                                                                     Vice President and
                                                                     Assistant Secretary of SEI
                                                                     Investments Global Funds
                                                                     Services. Compliance Officer
                                                                     of SEI Investments (2001-2004).
                                                                     Account and Product
                                                                     Consultant, SEI Private
                                                                     Trust Company (1998-2001).
----------------------------------------------------------------------------------------------------------------------------------
Joseph M.             Vice President    (Since 2007)      N/A        Corporate counsel of SEI,          N/A
Gallo                 and Assistant                                  since 2007; Associate counsel,
(34)                  Secretary                                      ICMA Retirement Corporation,
                                                                     2004-2007; Federal
                                                                     Investigator, U.S. Department
                                                                     of Labor, 2002-2004; U.S.
                                                                     Securities and Exchange
                                                                     Commission - Division of
                                                                     Investment Management, 2003.
----------------------------------------------------------------------------------------------------------------------------------

For more information regarding the Trustees, please refer to the Statement of Additional Information, which is available upon request by calling 1-888-462-5386.

________________________________________________________________________________
                                      57                        www.oakfunds.com

--------------------------------------------------------------------------------
[GRAPHIC OMITTED] DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period".

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.





________________________________________________________________________________
1-888-462-5386                         58

--------------------------------------------------------------------------------
[GRAPHIC OMITTED] DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                                     BEGINNING      ENDING                  EXPENSES
                                      ACCOUNT       ACCOUNT     ANNUALIZED    PAID
                                       VALUE         VALUE       EXPENSE     DURING
                                     05/01/07       10/31/07      RATIOS     PERIOD*
------------------------------------------------------------------------------------
White Oak Select Growth Fund
------------------------------------------------------------------------------------
  Actual Return Rock                 $1,000        $1,115.20      1.25%      $6.66
  Hypothetical 5% Return             $1,000         1,018.90      1.25        6.36
------------------------------------------------------------------------------------
Rock Oak Core Growth Fund
------------------------------------------------------------------------------------
  Actual Return                       1,000         1,184.00      1.25        6.88
  Hypothetical 5%Return               1,000         1,018.90      1.25        6.36
------------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund
------------------------------------------------------------------------------------
  Actual Return                       1,000         1,135.20      1.25        6.73
  Hypothetical 5% Return              1,000         1,018.90      1.25        6.36
------------------------------------------------------------------------------------
River Oak Discovery Fund
------------------------------------------------------------------------------------
  Actual Return                       1,000         1,224.20      1.35        7.57
  Hypothetical 5% Return              1,000         1,018.40      1.35        6.87
------------------------------------------------------------------------------------
Red Oak Technology Select Fund
------------------------------------------------------------------------------------
  Actual Return                       1,000         1,129.00      1.35        7.24
  Hypothetical 5% Return              1,000         1,018.40      1.35        6.87
------------------------------------------------------------------------------------
Black Oak Emerging Technology Fund
------------------------------------------------------------------------------------
  Actual Return                       1,000         1,251.10      1.35        7.66
  Hypothetical 5% Return              1,000         1,018.40      1.35        6.87
------------------------------------------------------------------------------------
 Live Oak Health Sciences Fund
------------------------------------------------------------------------------------
  Actual Return                       1,000         1,034.20      1.35        6.92
  Hypothetical 5% Return              1,000         1,018.40      1.35        6.87
------------------------------------------------------------------------------------


------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

________________________________________________________________________________
                                      59                        www.oakfunds.com

[GRAPHIC OMITTED] SHAREHOLDER VOTING RESULTS (UNAUDITED)

At a special meeting held on August 1, 2007, the shareholders of the Fund voted on the following proposal. The results of the voting were as follows:

PROPOSAL 1.

NOMINEES FOR INDEPENDENT TRUSTEE:

------------------------------------------------------------------------------------
                       NO. OF SHARES      % OF OUTSTANDING SHARES  % OF SHARES VOTED
------------------------------------------------------------------------------------
J. JOHN CANON
Affirmative           24,689,074.608               53.029              95.424
Withhold               1,183,903.200                2.543               4.576
------------------------------------------------------------------------------------
Total                 25,872,977.808               55.572             100.000
------------------------------------------------------------------------------------
THOMAS E. GRETTER
Affirmative           24,693,406.004               53.038              95.441
Withhold               1,179,571.804                2.534               4.559
------------------------------------------------------------------------------------
Total                 25,872,977.808               55.572             100.000
------------------------------------------------------------------------------------
PAULINE F. RAMIG
Affirmative           24,672,670.237               52.994              95.361
Withhold               1,200,307.571                2.578               4.639
------------------------------------------------------------------------------------
Total                 25,872,977.808               55.572             100.000
------------------------------------------------------------------------------------
ROBERT P. STEPHANS
Affirmative           24,706,967.278               53.068              95.493
Withhold               1,166,010.530                2.504               4.507
------------------------------------------------------------------------------------
Total                 25,872,977.808               55.572             100.000
------------------------------------------------------------------------------------
MICHAEL R. SHADE
Affirmative           24,722,936.140               53.102              95.555
Withhold               1,150,041.668                2.470               4.445
------------------------------------------------------------------------------------
Total                 25,872,977.808               55.572             100.000
------------------------------------------------------------------------------------



NOMINEES FOR INTERESTED TRUSTEE:
------------------------------------------------------------------------------------
JAMES D. OELSCHLAGER
Affirmative           24,728,811.706               53.115              95.578
Withhold               1,144,166.102                2.457               4.422
------------------------------------------------------------------------------------
Total                 25,872,977.808               55.572             100.000
------------------------------------------------------------------------------------
JOHN G. STIMPSON
Affirmative           24,719,425.661               53.094              95.541
Withhold               1,153,552.147                2.478               4.459
------------------------------------------------------------------------------------
Total                 25,872,977.808               55.572             100.000
------------------------------------------------------------------------------------

________________________________________________________________________________
1-888-462-5386                         60

CONTACT US

BY MAIL           Oak Associates Funds
                  P.O. Box 219441
                  Kansas City, MO 64121-9441

BY TELEPHONE      1-888-462-5386

ON THE WEB        www.oakfunds.com

                  Click on the MY OAK ACCOUNT
                  section to take advantage of
                  these features:

                  o  Trade Online
                  o  Access and Update Account
                     Information
                  o  Go Paperless with E-Delivery


The Trust files its complete schedule of portfolio holdings of each Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-462-5386; and (ii) on the Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
--------------------------------------------------------------------------------









[GRAPHIC OMITTED] OAK ASSOCIATES FUNDS
                  --------------------------------

                  1-888-462-5386
                  P.O. Box 219441
                  Kansas City, MO 64121-9441
                  www.oakfunds.com



OAK-F-022-16000

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, the principal financial officer, controller or principal accounting officer, and any other person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's board of trustees has determined that the Registrant has at least one financial expert serving on the audit committee. The audit committee financial expert serving on the audit committee is Robert Stephans and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP Related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2007                                                   2006
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $116,250            N/A               N/A             $113,000            N/A               N/A
        Fees(1)
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-Related    N/A               N/A               N/A               N/A               N/A               N/A
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees         N/A               N/A               N/A               N/A               N/A               N/A
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
(1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) Not applicable

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2007             2006
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                  0%               0%
                ---------------------------- ----------------- ----------------
                Tax Fees                            0%               0%
                ---------------------------- ----------------- ----------------
                All Other Fees                      0%               0%
                ---------------------------- ----------------- ----------------

(f)    Not applicable

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(h) During the past fiscal year, the registrant's principal accountant did not report to the registrant's audit committee the existence of any non-audit services that were provided to either the registrant's investment adviser or to any entity controlling, controlled by, or under common control with the registrant's investment adviser that provided ongoing services to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

   (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1)   Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

   (b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Oak Associates Funds

By (Signature and Title)*               /s/ Leslie Manna
                                        ----------------------------
                                        Leslie Manna, President

Date:  December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Leslie Manna
                                        ---------------------------
                                        Leslie Manna, President

Date:  December 28, 2007

By (Signature and Title)*               /s/ Eric Kleinschmidt
                                        -----------------------------------
                                        Eric Kleinschmidt, Treasurer & CFO

Date:  December 28, 2007

* Print the name and title of each signing officer under his or her signature.